ANNUAL REPORT AS OF
SEPTEMBER 30, 1998


SEI INSTITUTIONAL
INTERNATIONAL
TRUST



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International Equity
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Emerging Markets Equity
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International Fixed Income
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Emerging Markets Debt
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(LOGO)
[GRAPHIC OMITTED]

TABLE OF CONTENTS
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MANAGEMENT'S DISCUSSION AND ANALYSIS
OF FUND PERFORMANCE
      INTERNATIONAL EQUITY FUND......................................     1
      EMERGING MARKETS EQUITY FUND...................................     2
      INTERNATIONAL FIXED INCOME FUND................................     4
      EMERGING MARKETS DEBT FUND.....................................     6
STATEMENTS OF NET ASSETS/SCHEDULES OF INVESTMENTS....................     8
STATEMENTS OF ASSETS AND LIABILITIES.................................    23
STATEMENTS OF OPERATIONS.............................................    24
STATEMENTS OF CHANGES IN NET ASSETS..................................    25
FINANCIAL HIGHLIGHTS.................................................    27
NOTES TO FINANCIAL STATEMENTS........................................    28
REPORT OF INDEPENDENT ACCOUNTANTS....................................    34
NOTICE TO SHAREHOLDERS...............................................    35

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998*


                            INTERNATIONAL EQUITY FUND
      OBJECTIVE. The International Equity Fund (the "Fund") seeks to provide long-term capital appreciation through investments in equity securities of non-U.S. issuers. The Fund also seeks to provide U.S. investors with a vehicle for international diversification, which can reduce variability of Fund returns to the extent that foreign markets have a relatively low correlation with the U.S. market.
      STRATEGY. The Fund is diversified across a number of markets and includes commitments to large-cap and small-cap shares. Exposure is also maintained to growth and value styles of active management. Emphasis is placed on active security selection as the principal source of value-added as opposed to active country allocation. The Fund does not hedge foreign currency exposure.
      ANALYSIS. For the seven-month period ending September 1998, the International Equity Fund returned -9.75% versus a return of -10.63% for its benchmark the MSCI EAFE Index.
      Continued weakness in Asia slowly eroded confidence in the emerging markets over the course of the last seven months. The credit crunch in Asia that began in mid 1997 has spilled over to infect Eastern Europe and Latin America. Although the International Equity Fund has little direct exposure to the weakening emerging markets, commitments to large European banks, which in turn had loan exposure to these economies, were the primary contributors to the negative returns for the index.
      Japan is still considered the key to Asia's turn-around, although weak leadership and an inability to address the banking problems in the country have led to a recession in the region. The slow growth expectations in Asia have had an adverse affect on all other regions that depended on Asia for their own growth. The global slowdown seriously affected the developed markets over the last several months.
      Over the course of the last seven months, the country returns within the MSCI EAFE benchmark have been mixed with the majority of the Asian markets falling the most. The dispersion between the best performing market (Belgium) and the worst performing market (Malaysia) was 78%, indicating the severe

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                             INTERNATIONAL EQUITY
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
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                         One       Annualized   Annualized    Annualized
                         Year        3 Year       5 Year      Inception
                        Return       Return       Return       to Date
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Class A                 -8.75%        3.49%        4.20%        3.70%
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Class D, Synthetic      -8.88%        3.19%        3.91%        3.10%*
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Class D, Synthetic,
w/load                 -13.45%        1.44%        2.85%        1.91%*
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*ACTUAL, NOT SYNTHETIC
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI INTERNATIONAL EQUITY FUND, CLASS A OR CLASS D, SYNTHETIC W/LOAD, VERSUS THE MORGAN STANLEY MSCI EAFE INDEX SEI INTERNATIONAL EQUITY FUND, CLASS A SEI INTERNATIONAL EQUITY FUND, CLASS DMORGAN STANLEY MSCI EAFE INDEX

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[PLOT POINTS TO FOLLOW]

                    SEI INTERNATIONAL    MORGAN STANLEY     SEI INTERNATIONAL
                       EQUITY FUND,          MSCI              EQUITY FUND
                         CLASS A          EAFE INDEX            CLASS D
12/31/89                 10,000             9,500               10,000
9/30/90                   8,350             7,933                6,927
9/30/91                   9,416             8,945                8,443
9/31/92                   9,232             8,771                7,842
9/30/93                  11,137            10,580                9,908
9/30/94                  11,841            11,228               10,883
9/30/95                  12,343            11,662               11,514
9/30/96                  13,558            12,764               12,507
9/30/97                  14,990            14,063               14,032
9/30/98                  13,678            12,814               12,861

1 FOR THE PERIOD ENDED SEPTEMBER 30, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS D SHARES WERE OFFERED BEGINNING ON MAY 1, 1994. THE PERFORMANCE SHOWN FOR THE CLASS D SHARES PRIOR TO SUCH DATE IS SYNTHETIC'S PERFORMANCE DERIVED FROM THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.0% FOR THE CLASS D SHARES. CLASS A SHARES WERE OFFERED BEGINNING DECEMBER 30, 1989.

* THE TRUST CHANGED ITS YEAR END FROM FEBRUARY 28TH TO SEPTEMBER 30TH, THEREFORE, THE FINANCIAL STATEMENTS PRESENTED ARE FOR A SEVEN MONTH PERIOD.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

volatility in the markets over this time period. The dispersion was also significant among the major developed markets like the UK falling 7.7%, Japan off 24.1% and Germany up 5.9%, according to the MSCI country index returns.
      SEI Investments' risk controlled approach in the developed markets has added value since February, providing exposure to all markets in the index. Stock selection within markets was the primary reason for our outperformance. Despite the poor absolute returns in the finance sector over this period, stock selection within this group was stellar. Stock selection outside of the finance sector, specifically within energy and technology also helped the Fund outperform the benchmark over this time period.
      Structurally, we remain style neutral to the MSCI EAFE Index, and well diversified across all markets in the benchmark. Since February, we implemented two new managers to the strategy, whose investment processes provide both concentration and additional flexibility in the strategy's commitment to both countries and regions. Finally, we continue to concentrate the Fund into the most attractive names in order to increase the return potential of the Fund without significantly affecting total risk.

                                EMERGING MARKETS
                                   EQUITY FUND
      OBJECTIVE. The Emerging Markets Equity Fund (the "Fund") seeks to provide long-term capital appreciation by investing primarily in a diversified Fund of equity securities of emerging market issuers.
      STRATEGY. The Fund employs money management specialists focusing on regions across Latin America, Asia, emerging Europe, South Africa and the smaller markets. The managers specializing in Latin America, Asia and emerging Europe focus on both bottom up fundamental company analysis and top down country allocation. The smaller markets mandate pursues a structured approach to capture the long-term investment opportunity provided by these newly emerging markets.
      ANALYSIS. For the seven month period ended September 30, 1998, the Emerging Markets Equity Fund returned -41.52%, underperforming its benchmark, the IFC Investable Composite, which returned -35.91%.
      The Russian devaluation of the ruble on August 17th and the political turmoil that subsequently took place in Russia later that week sparked a new round of investor fears. The Russian ruble fell over 60% in the third quarter and the average daily trading volume in Russia dropped from a peak of $115 million in May of this year to less than $1 million traded daily by the end of August. The Eastern European markets as a whole lost 48% last quarter alone, Russia led the declines. However, Hungary, Poland and the Czech Republic all fell more than 20%.
      In August, the ruble devaluation sparked fears that China would be forced to devalue

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                             EMERGING MARKETS EQUITY
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                          AVERAGE ANNUAL TOTAL RETURN1
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                              One      Annualized       Annualized
                              Year       3 Year         Inception
                             Return      Return         to Date
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Emerging Markets Equity,
Class A                     -51.43%      -16.73%        -12.00%
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI EMERGING
MARKETS EQUITY FUND, VERSUS THE IFC INVESTABLE COMPOSITE INDEX


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                       EMERGING MARKETS
                          EQUITY FUND,
                            CLASS A         IFC INVESTIBLE COMPOSITE INDEX

1/31/95                     10,000                  10,000

9/30/95                     10,651                  10,669

9/30/96                     11,464                  11,592

9/30/97                     12,662                  12,207

9/30/98                      6,150                   6,496

1 FOR THE PERIOD ENDED SEPTEMBER 30, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING JANUARY 17, 1995.

and drag down the rest of the emerging Asian currencies. Asian governments reacted differently to the crisis: Hong Kong intervened in the futures market to boost the value of stocks and support the Hong Kong dollar; Malaysia imposed capital controls and fixed the foreign exchange rate. During September, the emerging markets in Asia were driven by renewed confidence in the local currencies and hopes for interest rate cuts in the developed markets.
      Latin America was not immune to the contagion that spread throughout the emerging markets. Investors sold off positions in Latin America as all markets fell between 20% and 40% in an indiscriminate manner. In September, debt ratings in Brazil and Venezuela were downgraded as their currencies lost value and central bank reserves eroded. The expectations of a financial aid package from the IFM/World Bank brought renewed hope to the region and helped to reduce the credit crunch and currency pressure.
      The relative performance of the Fund was driven mainly by discounting securities in Malaysia, poor stock selection within Latin America and emerging Europe, and costs involved with transitioning to new managers. During the last week of September the SEI Fair Value Pricing Committee recommended a discount to the Fund's Malaysian securities of 25% in response to the one-year capital controls placed on foreign investors. Since the IFC Investable index did not impose any discount to their Malaysian securities, the Fund lost 1.1% relative to the index due to the discount alone.
      Performance within Latin America and Europe also caused a large portion of the Fund's underperformance. Within Latin America, our small and mid capitalization exposure in Mexico and Chile caused the majority of the losses. Stock selection within Mexico has been disappointing on a year-to-date basis, and culminated with very poor results in August and September. The emerging Europe Fund underperformed due to an underweight to Portugal and poor stock selection within Russia, Greece and Portugal. The bulk of the underperformance in the emerging Europe mandate came in August, and was due to two main factors: an underweight to oil and energy securities in Russia which held up very well throughout the devaluation, and an overweight position to banks and financials in Southern Europe. The Fund has been slowly reducing its weight to the Russian market, being sensitive to

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       MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

the dramatic decrease in daily trading volume. We currently have less than 0.3% allocated to Russia compared to the IFC Investable Composite weight of 0.7%.
      In September, the Fund made two changes: replacement of Montgomery Asset Management LLC with Morgan Stanley Asset Management Inc. (MSAM) in Latin America and the inclusion of Nicholas-Applegate Capital Management Inc. ("Nicholas-Applegate") as a global emerging markets manager. MSAM brings to the Fund years of experience in managing assets in Latin America. MSAM is one of the premier global emerging markets managers and we have identified their Latin America capabilities as the best in our coverage of the region. MSAM incorporates a disciplined investment approach focused on regional and domestically oriented shares in Latin America which they have identified with strong growth characteristics. Nicholas-Applegate provides the Fund with additional flexibility investing across regions. Nicholas-Applegate has a large team of investment professionals dedicated to the emerging markets, located in San Diego, London and Singapore. The firm incorporates a disciplined, bottom up approach to investing and utilizes their network of brokers around the world for ideas and information. Both managers have historically provided investors with a consistent, successful track record relative to the benchmark and are rated in the top of their peer groups.


                               INTERNATIONAL FIXED
                                   INCOME FUND

      OBJECTIVES. The International Fixed Income Fund (the "Fund") seeks to provide capital appreciation and current income through investments in fixed income securities of non-U.S. issuers. The Fund also seeks to provide U.S.-based investors with a vehicle to diversify and enhance the returns of the domestic fixed income portion of their Funds. The Fund invests primarily in high-quality, foreign currency government obligations. Although there are no restrictions on the Fund's overall duration, under normal conditions it is expected to range between four and six years.
      STRATEGY. Fund construction entails a two-stage process which combines fundamental macroeconomic analysis and technical price analysis. First, a fundamental judgment is made about the direction of a market's interest rates and its currency. A technical price overlay is then applied to the fundamental position to ensure that the Fund is not substantially overweighted in a declining market or underweighted in a rising one.
      Country and currency allocations are made separately. As a result, the Fund's currency exposure may differ from its underlying bond holdings. Under normal circumstances, the Fund will generally be diversified across 6 to 12 countries with continual exposure to the three major trading blocs: North America, Europe, and the Pacific Basin. Depending upon the relative fundamental and technical views, each trading bloc is over or underweighted relative to the Fund's benchmark index. Currency exposure is actively managed to maximize return and control risk through the use of forward currency contracts and cross-currency hedging techniques.

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      ANALYSIS. For the seven-month period ended September 30, 1998, the SEI
International Fixed Income Fund returned 11.33%, outperforming the Salomon Brothers Non-U.S. World Government Bond Index return of 9.6%. An overweight to the deutsche mark and subsequent underweight to the Japanese yen throughout most of the period generated the outperformance. A concentration in long dated German bonds and an emphasis to the British bond market also enhanced results.
      European bonds and currencies were major benefactors from the general flight to quality, as market participants believed that the continent had the best prospects for weathering the uncertainty. Moderate growth and tame inflation also attracted investors. The Fund's overweight to German and British bonds therefore enhanced results.

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                           INTERNATIONAL FIXED INCOME
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                     One        Annualized     Annualized    Annualized
                    Year          3 Year         5 Year       Inception
                   Return         Return         Return        to Date
--------------------------------------------------------------------------------
Class A            12.47%          5.61%          7.85%          8.20%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEIINTERNATIONAL FIXED INCOME FUND, VERSUS THE SALOMON WGBI, NON-U.S., UNHEDGED


[GRAPH OMITTED]
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                        SEI INTERNATIONAL
                        FIXED INCOME FUND       SALOMON WGBI

9/30/93                    10,000                    10,087

9/30/94                    10,333                    10,557

9/30/95                    12,385                    12,434

9/30/96                    12,822                    12,936

9/30/97                    12,971                    12,826

9/30/98                    14,589                    14,154

1 FOR THE PERIOD ENDED SEPTEMBER 30, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 1, 1993.

      In Japan, the economy contracted for the third straight fiscal quarter, and prospects for improvement seemed bleak. The general slowdown in the Asian region and the lack of a clear plan for cleaning up the insolvent loans on bank's balance sheets fueled the outflow of assets from the country, weakening the yen versus the deutsche mark. An underweight to the Japanese yen relative to the benchmark in favor of European currencies helped performance. Japanese government bond yields hit all-time lows as domestic investors switched their holdings out of the declining stock market and into bonds. However, the decline in yields roughly equaled other countries' declines, so an underweight to Japanese bonds did not impact relative returns.
      The Canadian and Australian dollars weakened significantly versus most other major currencies as investors shunned countries that rely heavily on commodity exports as a source of revenue. Commodities such as oil, timber, and metals slumped as the glut of supply combined with slackening demand lowered prices. The Fund's underweight to both these currencies served to boost returns. Also, an underweight to the Canadian bond market in favor of U.S. Treasuries served to enhanced returns as investors preferred ultra- safe U.S. Treasuries during the turbulent period versus Canadian bonds.
                                                                               5

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998


                                EMERGING MARKETS
                                    DEBT FUND

      OBJECTIVES. The Emerging Markets Debt Fund (the "Fund") seeks to maximize total return from a Fund consisting of primarily high yield, below-investment grade fixed income securities from emerging markets of foreign countries. The Fund also seeks to provide U.S.-based investors with a vehicle to diversify and enhance the returns of the domestic fixed income portion of their portfolios. Under normal circumstances, the Fund is anticipated to be invested primarily in U.S. dollar-denominated emerging debt.
       STRATEGY. Structuring and managing the Fund entails a multi-step process. First, an internal assessment of country risk is compared with the market's pricing of country risk to determine relative value opportunities. The output determines which countries are 1) "core" holdings which have the strongest economic/political/debt attributes, 2) "trading" countries which present more opportunistic value, and 3) countries "not currently suitable" for investment. Under normal circumstances, the Fund will be diversified across 10-15 countries.
      The next step in the process determines relative value amongst sectors within a country, and security selection within the sectors. The final step incorporates a disciplined sell process through continual risk/reward analysis across and within emerging debt countries. U.S. interest-rate risk relative to the benchmark is controlled through the maintenance of a tightly constrained U.S. Treasury duration. Excess return is captured through active management of the sovereign spread component relative to the benchmark.
      ANALYSIS. The Emerging Markets Debt Fund posted a return of -33.75% for seven-month period ending September 30, 1998 to trail the JP Morgan Emerging Markets Debt Index Plus return of -24.10%. An overweight to Russian dollar-denominated debt was the primary driver of underperformance. An underweight to Poland and a small exposure in Argentine peso-denominated debt also reduced relative returns.
      In Eastern Europe, Russian debt lost more than 83% of its value during the period as declining investor demand made it difficult for the country to roll over its short-term debt. The country's default on its ruble-denominated Treasury debt and depreciation of the ruble caused massive selling of the dollar-denominated Russian debt as well. The Fund's consistent overweight to the country throughout its

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                              EMERGING MARKETS DEBT
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                             One Year         Annualized Inception
                              Return                 to Date
--------------------------------------------------------------------------------
Class A                       -34.01%                -24.53%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI EMERGING MARKETS DEBT FUND, VERSUS THE J.P. MORGAN EMBI PLUS


[GRAPH OMITTED]
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                         EMERGING MARKETS DEBT FUND    J.P. MORGAN EMBI PLUS
6/30/97                             10,000                   10,000
9/30/97                             10,620                   10,691
9/30/98                              7,008                    7,986

1 FOR THE PERIOD ENDED SEPTEMBER 30, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997.

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decline hurt performance. An underweight to Poland, an investment-grade rated credit, hurt performance, but a similar overweight to investment-grade Croatia enhanced returns as higher credit countries tended to outperform during the volatile period.
      In Latin America, the Fund's underweight to the larger and relatively more stable credits of Argentina and Mexico detracted from returns. Both countries have strong economies and less reliance on short-term capital inflows. A position in Argentine-peso denominated debt also reduced relative returns as assets with both credit and currency risk sold off sharply. Overweights to Panama, Colombia, and Costa Rica aided relative returns as these higher rated countries were more insulated from the global turmoil.
      Concentrations in both South Korea and the Philippines enhanced returns as both countries have stronger credit profiles than most of their emerging market peers. African country selection was mixed, as the benefit from overweights to the Ivory Coast and Morocco was mostly offset by an overweight to Algeria. Algerian bonds declined due to lower oil prices and speculation that the military pressured President Lianine Zeroual to cut his term short by two years.
      The Fund also took advantage of market inefficiencies to add value through intra-day trading in Russia, Panama and Venezuela. The Fund separately identified buyers and sellers of the same security and executed both sides of the trade for an immediate profit.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

INTERNATIONAL
EQUITY FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 96.2%
ARGENTINA -- 0.2%
   Telecom Argentina ADR*             50,000      $  1,484
                                                  --------
AUSTRALIA -- 3.4%
   AMP Limited*                       29,300           355
   Australia & New Zealand Bank      226,050         1,207
   Australian Gas Light              113,364           780
   Brambles Industries                41,205           889
   Broken Hill Proprietary           361,570         2,586
   Coles Myer                        808,300         3,445
   Colonial                           56,820           160
   Commonwealth Bank
     of Australia                    187,200         2,213
   Fosters Brewing                   446,000           972
   Lend Lease                         70,000         1,492
   National Australia Bank           511,402         6,173
   Newscorp                          173,100         1,115
   Qantas Airways                  1,632,000         2,541
   Rio Tinto Limited                  30,825           373
   Tabcorp Holdings Limited           65,500           380
   Telstra Corporation Installment
     Receipts                        419,281         1,173
   Westpac Banking Corporation       669,227         3,679
   WMC Limited                       131,625           396
   Woodside Petroleum                485,000         2,532
   Woolworths                        196,190           676
                                                  --------
                                                    33,137
                                                  --------
BELGIUM -- 0.7%
   Delhaize Freres                    13,500         1,021
   Groupe Bruxelles Lambert*           2,203           367
   Petrofina                           9,900         3,636
   Tractabel                          10,300         1,675
                                                  --------
                                                     6,699
                                                  --------
BRAZIL -- 0.1%
   Unibanco GDR                       50,000           675
                                                  --------
CANADA -- 1.1%
   Air Canada*                       209,300           769
   Bank of Montreal                   34,000         1,226
   Bank of Nova Scotia*              223,700         3,667
   Bombardier Inc., Series B         150,000         1,651
   Royal Bank of Canada               39,000         1,583
   Thomson Corporation                85,500         1,976
                                                  --------
                                                    10,872
                                                  --------
DENMARK -- 1.3%
   Den Danske Bank                    21,190         2,403
   Tele Danmark-B                    101,212        10,058
                                                  --------
                                                    12,461
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINLAND -- 0.9%
   Nokia Oyj, Series A                50,000      $  3,974
   Nokia, Series K                    15,000         1,191
   UPM-Kymmene                       130,800         2,998
                                                  --------
                                                     8,163
                                                  --------
FRANCE -- 11.7%
   Accor                               6,000         1,259
   AXA UAP                            94,230         8,631
   Banque National Paris             156,651         8,391
   Canal Plus                         13,700         3,329
   Carrefour                          16,222        10,285
   Castorama Dubois                   65,476        11,211
   Elf Aquitaine                      76,461         9,433
   Eridania Beghin Say                 4,250           794
   Lafarge                            87,568         7,755
   Paribas                            34,650         1,868
   Pechiney Ord, Class A              52,500         1,817
   Peugeot SA                         99,700        17,017
   Pinault-Printemps-Redoute          53,023         7,668
   Renault                           198,972         7,957
   Saint Gobain Ord                   12,750         1,691
   Scor                               10,150           603
   SGS Thomson Micro                  32,000         1,485
   Synthelabo                         12,500         2,305
   Total Compaigne, Series B          17,200         2,168
   Total Petroleum of North
     America ADR                       5,000           314
   Usinor Sacilor                    120,000         1,335
   Vallourec                           5,900           225
   Vivendi                            28,000         5,579
                                                  --------
                                                   113,120
                                                  --------
GERMANY -- 11.2%
   Agiv*                              54,480         1,272
   Bayer AG Bearer                    36,900         1,394
   Bayer Vereinsbank                 140,577        10,352
   Bayerische Motoren Werke            4,530         2,915
   Commerzbank                       196,239         5,310
   Deutche Pfandrbrief &
     Hypotheken Bank                  73,550         5,284
   Deutsche Bank AG                   25,600         1,323
   Deutsche Telekom                  145,000         4,505
   Gehe AG                           168,389        10,293
   Hoechst                           228,873         9,455
   Industrie-Werke Karlsruhe
     Augsburg AG                      86,500         1,580
   Lufthansa                         213,450         4,218
   Mannesmann AG                     213,198        19,529
   Merck KGAA                         99,350         4,015
   Metro                              34,650         2,413
   Schwarz Pharma                      5,700           319
   Siemens AG                        153,268         8,470

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Thyssen                            75,800      $ 12,929
   Varta                               6,200         1,076
   Viag                                2,825         1,942
                                                  --------
                                                   108,594
                                                  --------
HONG KONG -- 2.4%
   Bank of East Asia                 976,000         1,379
   Cheung Kong Holdings              796,000         3,688
   Cheung Kong Infrastructure        350,000           759
   China Telecom                     860,000         1,354
   Clp Holdings Limited              263,000         1,283
   Hang Seng Bank                    180,000         1,138
   Henderson Land Development        247,000           845
   Hong Kong & China Gas           1,173,000         1,438
   Hong Kong Electric                472,000         1,623
   Hong Kong Telecommunications    2,287,000         4,501
   HSBC Holdings                      94,800         1,737
   Hutchison Whampoa                 324,000         1,706
   Kumagai Gumi                      971,100           260
   Kumagai Gumi Warrants*            194,220             3
   Legend Holdings                 1,800,000           534
   Peregrine Investment
     Holdings*(3)                    526,000            --
   Swire Pacific, Series A           150,000           472
   Zhejiang Expressway             1,420,000           247
                                                  --------
                                                    22,967
                                                  --------
ITALY -- 4.2%
   Assicurazioni Generali            138,606         4,511
   Banca Popolare di Milano          136,600           985
   Benetton Group                    347,000           524
   ENI SPA Reg                     1,322,700         8,113
   Istituto Bancario san
     Paolo di Torino                 668,117         8,403
   Telecom Italia                  2,145,302        14,790
   Telecom Italia*                   350,000         1,675
   Telecom Italia Di Risp            500,000         1,609
                                                  --------
                                                    40,610
                                                  --------
JAPAN -- 19.1%
   Aiful Corporation                  16,500           760
   Aoyama Trading                      5,500           117
   Asahi Breweries                   312,000         3,697
   Asahi Glass                       121,000           584
   Bank of Tokyo-Mitsubishi          243,000         1,555
   Bridgestone Corporation           128,000         2,575
   Canon                             379,000         7,679
   Dai Ichi Pharmaceutical           130,000         1,736
   Dai Nippon Printing                65,000           833
   Denso                              57,000           828
   Dio Chemicals                         400             1
   East Japan Railway                    265         1,318
   Fuji Heavy Industries             502,000         2,614
   Fuji Photo Film                   242,000         8,319

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Fujisawa Pharm                     91,000      $    836
   Fujitsu                           188,000         1,623
   Hitachi                           322,000         1,413
   Hitachi Medical                       200             2
   Honda Motor                       345,000        10,472
   Hoya Corporation                  102,000         3,656
   Ibiden                             48,000           667
   Industrial Bank of Japan          179,000           655
   Ito Yokado                         19,000           903
   Kao Corporation                    68,000         1,084
   Keyence Corporation                15,000         1,434
   King Jim                              600             3
   Marubeni                          870,000         1,024
   Marui                              65,000           941
   Matsushita Communications Ind.     93,000         3,333
   Matsushita Electric               615,000         8,344
   Meiji Milk Products               341,000           798
   Meitec                             40,300           870
   Minebea                           100,000           813
   Mitsubishi Heavy Industries       681,000         2,326
   Mitsubishi Trust & Banking        109,000           383
   Mitsui                            230,000           945
   Mitsui Fudosan                    132,000           675
   Murata Manufacturing               81,000         2,731
   NAC                                    22            --
   NEC                               190,000         1,230
   Nichiei                            32,200         2,169
   Nidec Corporation                  31,900         2,492
   Nintendo                          106,700        10,021
   Nippon Express                    246,000         1,062
   Nippon Oil                        117,000           308
   Nippon Paper                      170,000           523
   Nippon Shoji Kaisha                   600             2
   Nippon Steel                      655,000           939
   Nippon Telegraph & Telephone        1,121         8,158
   Nippon Yusen Kabushiki Kaishi     143,000           419
   Nissan Motors                     825,000         2,293
   Nissho Iwai                       517,000           333
   Nomura Securities                 112,000           803
   NTT Data                              190           692
   Obayashi                          223,000           791
   Oie Sangyo                            200             1
   Ono Pharmaceutical                123,000         2,951
   Orix Corporation                   37,000         2,557
   Osaka Gas                         608,000         1,543
   Rohm Co. LTD                       42,000         3,994
   Sankyo                            134,000         2,960
   Secom                              24,000         1,492
   Seijo                                 300             2
   Sekisui House                   1,048,000         8,501
   Sekisui House Hokuriku             10,000            37
   Seven-Eleven                       12,000           731
   Shaddy                                600             4
                                                                               9

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

INTERNATIONAL
EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Shin - Etsu Chemical               55,000      $    871
   Shinden                            17,200            78
   SMC Corporation                    14,000           946
   Softbank Corporation               63,000         2,580
   Sony Corporation                  153,000        10,620
   Sumitomo Bakelite                  90,000           529
   Sumitomo Bank                     209,000         1,452
   Sumitomo Chemical                 298,000           887
   Sumitomo Electric                  98,000           948
   Sumitomo Marine and
     Fire Insurance                  162,000           776
   Sumitomo Metal                    355,000           332
   Sumitomo Rubber                    96,000           482
   Suzuki Motor                      235,000         2,362
   Taisho Pharmaceutical              64,000         1,343
   Takeda Chemical                    62,000         1,655
   Takefuji Corporation               21,000         1,057
   Tokai Bank                        133,000           472
   Tokio Marine & Fire Insurance*    161,000         1,437
   Tokyo Electric Power              416,800         7,957
   Tokyo Electronics                 126,000         3,069
   Toray                             276,000         1,120
   Toyota Motor                      226,000         5,042
   Yaizu Suisankagaku                    200             1
   Yamanouchi Pharmaceutical          91,000         1,957
   Yamato Transportation              89,000           963
                                                  --------
                                                   184,491
                                                  --------
MALAYSIA (2) -- 0.1%
   Austral Enterprises               188,000           116
   Berjaya Sports                     72,000            43
   Genting Berhad                     89,000           124
   IOI Properties                    462,000           129
   Kuala Lumpur Kepong Berhad,
     Series B                         63,000            53
   Petronas Gas                       70,000            89
   Rothmans of Pall Mall              41,000           132
   Sime Darby                        168,000            84
   Telekom Malaysia                  286,000           338
   Tenaga Nasionale                  254,000           183
   Westmont Industries*              218,000            38
   YTL*                               96,000            56
                                                  --------
                                                     1,385
                                                  --------
MEXICO -- 0.3%
   Cenentos de Mexico ADR            260,000         1,148
   Telefonos de Mexico ADR            45,000         1,991
                                                  --------
                                                     3,139
                                                  --------
NETHERLANDS -- 6.9%
   ABN-Amro Holding                   68,844         1,174
   Aegon                              53,273         4,224


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Ahold PLC                          80,000      $  2,392
   Akzo Nobel                         31,847         1,133
   De Boer Unigro                    132,921         7,906
   DSM                                68,724         5,803
   Fortis Amev                       143,581         8,067
   Heineken NV                        61,000         2,948
   Hoogovens                         162,323         4,551
   Ing Groep                          92,195         4,157
   Koninklijke Pakhoed Holdings       26,800           605
   TNT Post Group NV                 346,017         8,820
   Van Ommeren                        63,900         1,961
   VNU                               304,619        12,585
                                                  --------
                                                    66,326
                                                  --------
NEW ZEALAND -- 0.1%
   Lion Nathan                        95,800           230
   Telecom of New Zealand            164,381           629
                                                  --------
                                                       859
                                                  --------
NORWAY -- 0.1%
   Orkla AS -A                       101,000         1,380
                                                  --------
SINGAPORE -- 1.1%
   City Developments                  41,000            90
   Computer System & Service         238,500           174
   Creative Technology*               21,000           193
   Development Bank of Singapore     355,000         1,431
   Keppel                             85,000           100
   Natsteel Electronics               75,000           164
   Singapore International Airlines   58,000           318
   Singapore Press Holdings           52,643           437
   Singapore Telecommunications    4,605,000         7,696
                                                  --------
                                                    10,603
                                                  --------
SOUTH AFRICA -- 0.1%
   South African Brewery              80,000         1,197
                                                  --------
SPAIN -- 2.7%
   Autopistas Concesionaria Espanola  75,075         1,148
   Banco Santander                   484,280         7,489
   Energia e Industrias Aragonesas    72,000           443
   Repsol                             73,900         3,124
   Sevillana de Electricidad          62,800           734
   Telefonica de Espana SA           360,526        13,157
                                                  --------
                                                    26,095
                                                  --------
SWEDEN -- 3.0%
   Astra AB, Series A                282,000         4,819
   Electrolux AB                     477,801         6,276
   Ericsson, Series B                365,000         6,889
   Foreningssparbanken, Series A     126,300         2,899
   Hennes & Mauritz, Series B         30,000         2,181
   Investor, Series B                 29,000         1,124

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Scania, Series A                   81,400      $  1,536
   Skandinaviska Enskilda Bank       104,300           911
   SKF, Series B                      64,200           794
   Trelleborg, Series B               48,800           411
   Volvo, Series B                    56,600         1,386
                                                  --------
                                                    29,226
                                                  --------
SWITZERLAND -- 7.8%
   Adecco                             20,436         7,600
   Baer Holding                          300           707
   Cie Financiere Richemont            1,500         1,925
   Credit Suisse Group                57,770         6,408
   Fischer-Registered                    850           236
   Holderbank Fin Glarus               2,500         2,574
   Nestle SA Reg                       9,419        18,805
   Novartis AG                         8,408        13,526
   Oz Holdings AG, Series B            1,580         1,312
   Schweiz Ruckversicherung              850         1,691
   UBS AG - Registered                44,448         8,700
   Zurich Allied                      24,031        11,968
                                                  --------
                                                    75,452
                                                  --------
UNITED KINGDOM -- 17.7%
   3I Group                          200,000         1,715
   Abbey National                    546,500         9,410
   Allied Zurich*                    206,250         2,108
   Argyll Group                      300,000         1,405
   ASDA Group                        457,500         1,334
   Barclays Bank                      97,000         1,583
   Barratt Developments              185,900           605
   Bass                              355,300         4,253
   Berkeley Group                    120,633         1,064
   BG                                176,470         1,226
   Boc Group                         170,000         2,107
   British Airways                 1,707,700        10,439
   British American Tobacco          206,250         1,535
   British Petroleum                 225,200         3,442
   British Telecommunications        693,073         9,333
   Cadbury Schweppes                 819,882        10,609
   Coca-Cola Beverages*              133,500           304
   Commercial Union                  248,326         3,844
   Diageo                            796,061         7,570
   EMI Group                         178,200         1,098
   General Electric                1,237,218         9,034
   Glaxo Wellcome                    310,300         9,153
   Guardian Royal Exchange           410,000         1,779
   Halifax*                          139,800         1,804
   Kingfisher                      1,014,600         9,407
   Lex Service                       127,000           744
   LucasVarity                       535,000         1,644
   National Westminster              588,269         7,892
   Powergen                          228,900         3,397
   Railtrack Group                   102,300         2,946


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Reckitt & Colman                  110,000      $  1,626
   Reuters Group                     235,000         1,971
   RJB Mining                        295,500           532
   Sedgwick Group                    353,200         1,188
   Siebe PLC                         372,000         1,200
   Signet Group*                   1,065,600           466
   SmithKline Beecham                923,963        10,151
   Standard Chartered                202,000         1,423
   Tate & Lyle                       230,000         1,273
   Thames Water                      212,575         4,231
   TI Group                          290,000         1,753
   United Assurance Group            166,800         1,661
   United Utilities                  252,200         4,073
   Vodafone Group                  1,055,907        12,246
   Wimpey(George)                    346,800           568
   Zeneca Group                      122,500         4,327
                                                  --------
                                                   171,473
                                                  --------
Total Foreign Common Stocks
   (Cost $1,027,294)                               930,408
                                                  --------

FOREIGN PREFERRED STOCKS -- 0.3%
GERMANY -- 0.2%
   SAP*                                3,800         1,804
                                                  --------
ITALY -- 0.1%
   Fiat*                             845,000         1,321
                                                  --------
Total Foreign Preferred Stocks
   (Cost $4,500)                                     3,125
                                                  --------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bill (1)
     3.953%, 11/19/98              $   2,350         2,337
                                                  --------
Total U.S. Treasury Obligations
   (Cost $2,334)                                     2,337
                                                  --------

REPURCHASE AGREEMENTS -- 4.1%
   J.P. Morgan (1)
     5.35%, dated 09/30/98, matures
     10/01/98, repurchase price
     $21,442,042 (collateralized
     by U.S. Treasury Note, 5.625%
     due 05/15/08, par value
     $19,785,000, market value
     $21,806,784)                     21,378        21,378

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

INTERNATIONAL
EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                         AMOUNT     VALUE (000)
--------------------------------------------------------------------------------
   State Street Bank
     4.75%, dated 09/30/98, matured
     10/01/98, repurchase price
     $17,946,368 (collateralized by
     U.S. Treasury Note, 6.625%, due
     06/30/01, par value $17,120,000,
     market value $18,318,400)       $17,944      $ 17,944
                                                  --------
Total Repurchase Agreements
   (Cost $39,322)                                   39,322
                                                  --------
Total Investments -- 100.8%
   (Cost $1,073,450)                               975,192
                                                  --------
Other Assets and Liabilities, Net-- (0.8%)          (8,154)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no par
   value) based on 105,562,667
   outstanding shares of beneficial interest     1,022,502
Portfolio Shares of Class D
   (unlimited authorization -- no par
   value) based on 36,451 outstanding
   shares of beneficial interest                       363
Undistributed net investment income                  8,454
Accumulated net realized gain on investments        34,923
Net unrealized depreciation on investments         (98,258)
Net unrealized depreciation on forward
   foreign currency contracts, foreign futures,
   foreign currency and translation of other
   assets and liabilities in foreign currency         (946)
                                                  --------
 Total Net Assets-- 100.0%                        $967,038
                                                  ========
NET ASSET VALUE, REDEMPTION PRICE
   PER SHARE -- CLASS A                              $9.16
                                                  ========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE --
   CLASS D                                           $9.07
                                                  ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS D ($9.07 (DIVIDE) 95%)                      $9.55
                                                  ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) SECURITIES SEGREGATED TO COLLATERALIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $22,771,401.
(2) AS OF SEPTEMBER 1, 1998, THE REPATRIATION OF PROCEEDS RECEIVED FROM THE
    SALE OF THESE SECURITIES HAS BEEN BLOCKED UNTIL AT LEAST SEPTEMBER 1, 1999. THESE SECURITIES ARE CONSIDERED ILLIQUID AND ARE BEING FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD
    OF TRUSTEES.
(3) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE
    VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EMERGING MARKETS
EQUITY FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 91.3%
ARGENTINA -- 4.7%
   Banco Galicia y Bueno
     Aires SA ADR                    175,000      $  2,778
   Quilmes Industrial                 96,450           790
   Quilmes Industrial ADR            331,900         2,717
   Telecom Argentina Stet
     France ADR                       32,600           968
   Telefonica Argentina ADR          259,740         7,646
   YPF ADR                           320,490         8,333
                                                  --------
                                                    23,232
                                                  --------
BRAZIL -- 5.8%
   Cemig SA                           33,700           745
   CIA Electric Est
     Rio Janeiro*              3,178,585,000         1,099
   CIA Paranaense
     Energia ADR                     183,600         1,170
   Companhia Brasileira de
     Distribuicao Grupo de
     Acucar ADR                        5,000            65
   Companhia Riograndense
     Telecom                      12,793,800         3,853
   Petroleum Brasileiro ADR          108,700         1,114
   Tele Celular Sul
     Participacoes               283,855,000           400
   Tele Centro Sul Participacoes 179,960,000         1,898
   Tele Sudeste Cellular
     Participacoes               178,895,000           558
   Telebras ADR*                     107,365         7,539
   Telesp Celular*                20,985,000           523
   Telesp Celular Participacoes  171,068,000         1,154
   Telesp Participacoes          115,494,000         2,777
   Telesp                         20,875,000         2,025
   Unibanco GDR                      163,817         2,212
   Vale Rio Doce ADR                 107,595         1,587
                                                  --------
                                                    28,719
                                                  --------
CHILE -- 3.2%
   Cervecerias Unidas ADR             81,555         1,499
   Chilectra ADR                     215,500         3,524
   CIA Telecomunicacion
     Chile ADR                       179,220         3,428
   Distribucion y Sevicio ADR        145,045         1,450
   Enersis ADR                       214,860         4,378
   Quimica y Minera Chile ADR         13,300           387
   Quinenco ADR                      213,060         1,478
                                                  --------
                                                    16,144
                                                  --------
CHINA -- 0.2%
   Beijing Yanhua Petrochemical,
     Series H*                     1,260,000            99
   Bengang Steel Plates, Series B    454,000            63
   China Eastern Airlines
     Corporation, Series H*        1,952,000           120
   China Southern Glass, Series B*   371,934            48

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Chongqing Changan
     Automobile, Series B            375,200      $     47
   Eastern Communications,
     Series B                        186,900            81
   Guangdong Provincial
     Expressway Development,
     Series B                        252,000            72
   Shanghai Dajiang Group,
     Series B                        372,480            33
   Shanghai Dazhong Taxi*            252,600           117
   Shanghai Lujiazui Finance
     and Trade, Series B*            453,040           189
   Shanghai Yaohua Pilkington
     Glass, Series B                 224,000            27
   Shenzhen Fangda Ltd, Series B     124,000            94
   Shenzhen Konka Electronics
     Group, Series B                 192,400           127
   Wuxi Little Swan, Series B         91,200            46
                                                  --------
                                                     1,163
                                                  --------
COLOMBIA -- 0.9%
   Banco Ganadero ADR                159,394         1,435
   Banco Gandero ADR                  46,865           832
   Banco Industrial
     Colombiano ADR                  151,630           758
   Carulla y Compania ADR            458,200           687
   Cementos Diamante GDR             118,162           266
   Cementos Paz del Rio GDR           28,853           194
   Gran Cadena Almacenes GDR          95,784           287
                                                  --------
                                                     4,459
                                                  --------
CROATIA -- 0.5%
   Pliva GDR, Series S               183,980         2,470
                                                  --------
CZECH REPUBLIC -- 0.9%
   Ceske Radiokomunikace*              4,711           203
   Ceske Radiokomunikace
     GDR 144A* (A)                    46,600         1,203
   CKD Praha Holding*                  7,700            51
   Galena*                             8,000           170
   SPT Telecom*                       52,980           686
   SPT Telecom GDR                   117,700         1,501
   Tabak                               3,200           720
                                                  --------
                                                     4,534
                                                  --------
EGYPT -- 1.6%
   Al-Ahram Beverages GDR             24,400           772
   Alexandria National Iron & Steel   14,733           649
   Commercial International Bank      91,725           865
   Eastern Tobacco                    12,348           204
   EFG Hermes GDR                     23,500           276
   Egypt Gas                           3,200           295
   Egyptian American Bank             16,934           306


--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
   Egyptian International
     Phamaceutical Industries          5,311      $    284
   El Ameriya Cement                  13,475           230
   Helwan for Cement                  18,386           278
   Madinet Nasr for Housing
     & Construction                    8,450           370
   MISR Elgedida for Housing           6,640           536
   MISR International Bank*           33,939           717
   National Societe General Bank      20,149           373
   OPTD/Egypt Common                     300           252
   Oriental Weavers                   13,000           281
   Paints & Chemical Industries        8,744           244
   Suez Cement                        65,843         1,044
                                                  --------
                                                     7,976
                                                  --------
GREECE -- 5.7%
   Alpha Credit Bank                  53,022         3,947
   Alpha Finance                      25,500           841
   Athens Medical Care                44,600           745
   Attica Enterprises                106,600           766
   Chipita International              13,900           367
   Delta Informatics                  42,400           786
   Ergo Bank                          26,389         2,130
   Hellenic Bottling                 119,431         2,952
   Hellenic Petroleum SA*            127,000         1,082
   Hellenic Technodomiki              31,500           218
   Hellenic Technodomiki Rights*      31,500            65
   Intracom                           81,786         3,019
   Intrasoft                          29,100           530
   Maillis                           100,540         1,826
   National Bank of Greece            32,230         4,350
   OTE                                80,382         1,929
   Sarantis                           86,249           909
   Titan Cement Company               35,570         2,129
                                                  --------
                                                    28,591
                                                  --------
HONG KONG -- 1.8%
   Cheung Kong Infrastructure        281,000           609
   China International Marine        327,350           169
   China Telecom*                  1,136,000         1,789
   China Vanke, Series B             138,591            50
   Guangdong Electric Power
     Development, Series B           415,192           141
   Guangshen Railway, Series H     1,782,000           232
   Formosa Fund                          290         2,617
   Jilin Chemical Industrial,
     Series H                      1,202,000            63
   Legend Holdings Limited         1,400,000           416
   Li & Fung                         396,000           639
   Maanshan Iron & Steel,
     Series H*                     2,158,000            82
   Qingling Motors, Series H       2,602,000           504
   Shangdong Chenming Paper          215,200            77

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

EMERGING MARKETS
EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Shanghai Hai Xing Shipping,
     Series H*                     1,346,000      $    109
   Shanghai Industrial Holdings      207,000           414
   Shanghai Petrochemical,
     Series H                      2,092,000           213
   Shenzen China Bicycle,
     Series B*                       316,714            29
   Shenzen Seg Group, Series B*      290,003            79
   Tsingtao Brewery, Series H*       376,000            43
   Vtech Holdings                    140,000           558
   Yizheng Chemical Fibre,
     Series H*                     1,744,000           133
                                                  --------
                                                     8,966
                                                  --------
HUNGARY -- 2.2%
   Borsodchem                         11,100           228
   Borsodchem GDR                     23,500           464
   Cofinec GDR                        23,450           119
   Gedeon Richter 144A GDR (A)         9,050           279
   Gedeon Richter GDR                 16,245           485
   Magyar Tavkozlesi ADR             210,800         4,572
   MOL                                37,087           720
   MOL GDR                           120,970         2,326
   OTP Bank GDR                       37,270         1,045
   Pannoplast                         22,043           505
   Zalakeramia GDR                    71,000           147
                                                  --------
                                                    10,890
                                                  --------
INDIA -- 3.9%
   Bajaj Auto GDR                    121,880         2,139
   BSES GDR                           77,050         1,015
   Complete Business Solutions*       53,100         1,527
   India Fund*                       499,730         3,061
   Industrial Credit and Investment
     of India                        207,520         1,728
   ITC GDR                           203,270         4,076
   Mahanagar Telephone
     Nigam Ltd GDR                   182,675         2,073
   Ranbaxy Laboratories GDR           80,200         1,444
   Syntel Inc.*                       66,100         1,471
   Videsh Sanchar GDR                 80,800           889
                                                  --------
                                                    19,423
                                                  --------
ISRAEL -- 4.2%
   Agis Industries*                   33,068           191
   Bank Hapoalim*                  1,306,461         3,194
   Bank Leumi Le-Israel              835,476         1,235
   Bezeq Israeli Telecommunication   341,007         1,010
   Blue Square Chain
     Investments & Properties*        39,728           547
   Cial Electronics Industries         2,045           274
   Clal Israel Limited                 9,660           217
   Comverse Technology*               12,700           519
   Discount Investment                15,350           403


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Elbit Systems Limited              46,400      $    586
   Elco Holdings                      38,714           205
   Elron Electronic Industries
     Limited                          14,705           216
   Fibi Holdings                      34,319           265
   First International Bank of Israel 67,508           360
   Formula Systems*                   11,155           237
   Gilat Satellite Networks Limited*  30,900         1,390
   IDB Development                    15,957           363
   IDB Holding                        41,442           926
   Industrial Buildings              346,204           478
   Israel*                             6,040           506
   Israel Chemicals*                 378,476           355
   Jerusalem Economic
     Corp Limited                     53,359           229
   Koor Industries ADR                60,200           986
   Koor Industries Limited             8,258           690
   Leumi Insurance Holdings*         939,039           489
   Makhteshim-Agan Industries*       193,192           420
   Nice Systems*                      12,761           243
   Osem Investment Limited            96,614           456
   Property & Building
     Corporation Ltd                   2,923           253
   Super Sol Limited                 156,883           445
   Tadarin Limited                     8,967           248
   Teva Pharmaceuticals ADR           75,215         2,849
                                                  --------
                                                    20,785
                                                  --------
MALAYSIA (1) -- 2.6%
   Berjaya Sports Toto             1,016,000           601
   Genting Berhad                    774,000         1,076
   IOI Properties                  4,870,000         1,364
   Kian Joo Can Factory              295,000           233
   Kuala Lumpur Kepong Berhad        748,000           628
   Malayan Cement Berhad             956,000           192
   Malaysia International
     Shipping Corp.                1,354,000         1,020
   Malaysian Assurance Alliance      954,400           491
   Malaysian Pacific Industries      657,000           490
   O.Y.L. Industries                 546,200           824
   Petronas Gas                      736,000           936
   Rothmans of Pall Mall             594,000         1,922
   Sime Darby                      1,376,000           689
   Technology Resources
     Industries                      890,000           213
   Telekom Malaysia                  905,000         1,071
   Tenaga Nasionale                  691,000           499
   YTL                             1,185,000           696
                                                  --------
                                                    12,945
                                                  --------
MEXICO -- 11.0%
   Cemex ADR 144A (A)                 51,005           249
   Cemex SA ADR                      831,760         1,832
   Cifra, Series C*                  755,000           926

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Cifra ADR, Class V*               193,100      $  2,350
   Cifra, Series V*                   85,000           108
   Coca Cola Femsa ADR                68,700           837
   Compania Cervecerias
     Unidas ADR                       76,380         1,403
   Corporacion Geo SA, Series B*     680,000         1,334
   Corporacion Interamericana
     de Enterenemienta, Series B*  1,000,000         1,569
   Corporacion Interamericana
     de Enterenemienta, Series L*    258,262           355
   Fomento Economico Mex SA        4,099,718         8,163
   Gruma ADR*                          2,600            22
   Grupo Carso SA, Series A1       1,012,000         2,839
   Grupo Financiero
     Banamex, Series B*              682,000           602
   Grupo Financiero
     Bancomer, Series B            3,625,000           640
   Grupo Industria Bimbo,
     Series A                        793,000         1,540
   Grupo Modelo, Series C            165,000         1,456
   Grupo Televisa GDR*               185,640         3,585
   Kimberly-Clark de Mexico,
     Series A                      1,630,070         4,037
   Organizacion Soriana SA,
     Series B                        989,855         2,379
   San Luis                           63,048           105
   Telefonos de Mexico ADR           413,240        18,286
                                                  --------
                                                    54,617
                                                  --------
MOROCCO -- 2.0%
   BCM                                15,306         1,742
   BMCE                               22,668         1,754
   ONA                                19,372         2,645
   SAMIR                              28,131         1,183
   SNI                                13,262         1,509
   Wafabank                            8,210         1,129
                                                  --------
                                                     9,962
                                                  --------
PAKISTAN -- 0.0%
   Adamjee Insurance                  28,390            23
   Engro Chemicals                    14,512            17
   Hub Power                         135,500            38
   ICI Pakistan*                     157,500            38
   Lever Brother Pakistan                500             7
   Muslim Commercial Bank                500
   Pakistan State Oil                 25,255            44
   Sui Northern Gas Pipelines*         9,750             2
   Sui Southern Gas*                   1,293
                                                  --------
                                                       169
                                                  --------
PERU -- 2.1%
   Banco Wiese ADR                    78,997           217
   Buenaventura ADR                  183,689         2,135
   Cementos Lima                      38,175           557
   Cementos Lima ADR                  43,300           638


--------------------------------------------------------------------------------
                                                      MARKET
DESCRIPTION                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Cementos Norte Pacasmayo          185,500      $    242
   Cerveceria Backus & Johnston      481,222           183
   Compania de Minas
     Buenaventura, Series B           63,319           419
   Credicorp                         114,128           835
   Edegel SA, Series B               699,372           179
   Ferreyros SA                      677,400           690
   Luz del Sur, Series B             252,795           178
   Southern Copper                    16,778           200
   Telefoncia del Peru ADR           324,290         3,973
                                                  --------
                                                    10,446
                                                  --------
PHILIPPINES -- 1.4%
   Ayala Land                      3,526,000           519
   Bank of Philippine Islands        412,334           460
   International Container
     Terminal Services*            3,049,375           105
   Manila Electric, Series B         567,710         1,090
   Philippine Long Distance          139,650         2,954
   Queenbee Res Jollibee,
     Series F*                     2,437,800           521
   San Miguel, Series B                   17
   SM Prime Holdings               8,802,900         1,093
                                                  --------
                                                     6,742
                                                  --------
POLAND -- 1.8%
   Amica Wronki*                      44,080           257
   Bank Polska Kasa Opieki SA*        62,000           816
   Bank Przemyslowo-Handlowy          19,300         1,325
   Elektrim                          157,290         1,595
   Exbud GDR*                        144,405         1,148
   Kredyt Bank PBI GDR*               23,500           350
   Kredyt Bank PBI SA*               117,500           378
   Mostosal-Warszawa GDR *           144,600           698
   National Investment Fund*          18,330           362
   Orbis*                            119,004           800
   Wielkopolski Bank Kredytowy       142,000           875
   Zaklady Lentex SA                  75,000           260
                                                  --------
                                                     8,864
                                                  --------
PORTUGAL -- 3.9%
   Banco Comercial Portugues         113,779         3,076
   Banco Pinto & Sotto Mayor          82,270         1,338
   BPI-SGPS                           78,300         2,162
   Brisa Auto-Estradas                29,500         1,346
   Cimentos de Portugal               29,408           821
   Electricidade de Portugal         168,300         3,877
   Ibersol SGPS SA                    12,200         1,076
   Jeronimo Martins & Filho           63,300         2,147
   Mundial Confianca                  32,300           665
   Portugal Telecom                   35,898         1,308
   Semapa                             38,400           796
   Sonae Investimentos                26,485           774
                                                  --------
                                                    19,386
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

EMERGING MARKETS EQUITY
FUND--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
RUSSIA -- 0.2%
   Chelyabinskvyazinform (2)          12,000      $     42
   Gorkovsky Auto Plant* (2)          12,264            80
   Lukoil Holding ADR                 36,500           443
   Mosenergo ADR                     200,000           200
   Rostelecom ADR*                   480,000           149
   Rostovenergo (2)                2,500,000             5
   Surgutneftegaz ADR                 30,778            46
   Vimpel Communications ADR*         22,900           120
                                                  --------
                                                     1,085
                                                  --------
SINGAPORE -- 0.7%
   Datacraft Asia                    465,000         1,255
   Natsteel Electronics              579,000         1,270
   Venture Manufacturing             374,000         1,153
                                                  --------
                                                     3,678
                                                  --------
SOUTH AFRICA -- 12.6%
   Amalgamated Banks of
     South Africa                    603,300         2,181
   Anglo American                     91,700         2,599
   Anglo American Industrial
     Corporation                      14,300           156
   Anglo American Platinum
     Corporation                     173,300         2,518
   B.O.E, Series N                 1,277,308           809
   Bidvest Group                     179,555         1,077
   Billiton*                         929,700         2,042
   Boe Limited                       529,075           383
   Brait SA                          240,000           795
   C.G. Smith                        704,650         1,375
   C.G. Smith Foods                  130,100           923
   Computer Configurations
     Holdings*                       234,675           700
   DB Persetel Q Data Holdings     1,100,000           420
   Delta Electrical Industries       623,654         1,902
   Dimension Data Holdings           565,600         2,287
   Firstrand                       2,108,700         1,877
   Foschini                          794,400           963
   Gold Fields of South Africa       133,300         1,700
   Hudaco Industries                 556,450           442
   Imperial Holdings Limited         267,437         1,897
   Iscor                           2,799,500           624
   Ixchange Technology Holdings*     601,328         1,315
   Johnnies Industrial               279,510         1,204
   Liberty Holdings                   41,657         1,572
   Liberty Life Association
     of Africa                        61,169           921
   Liblife Strategic Investments   1,358,800         2,181
   Lonrho                            256,500         1,365
   Nedcor                            162,492         2,608
   New Africa Investments,
     Series N*                     2,659,381         1,235
   Omni Media                         41,000           339
   Perkor Beleggings                 730,500           222


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Plessey                         1,165,301      $  1,653
   Polifin                           711,600           601
   Protea Furnishers                 875,500           377
   Real Africa Hldgs. Ltd*           317,500         1,126
   Real Africa Investments*          701,198         2,120
   Rembrandt Group                   328,520         1,967
   RMB Holdings                    1,801,400         2,556
   Sappi*                            201,400           640
   South African Breweries            73,248         1,096
   Standard Bank                     602,500         1,231
   Suncrush                          480,950           853
   Technology & Industry
     Investments                      45,000           135
   Tegniese Beleg Korp               590,000         1,694
   Theta Group*                      938,600         2,743
   Tiger Oats                        201,200         1,546
   Unitrans Limited                  316,800           706
   Wooltru, N Shares               1,131,300         1,051
                                                  --------
                                                    62,727
                                                  --------
SOUTH KOREA -- 3.9%
   Dae Duck Electronics               29,410         1,716
   Kookmin Bank                       14,000            34
   Korea Asia Fund                     2,594         1,492
   Korea Electric Power              107,300         1,491
   Korea Electric Power ADR           68,350           615
   Korea Fund*                       508,373         3,114
   Mirae                             419,513           574
   Nong Shim                          38,580         1,528
   Pohang Iron & Steel                42,310         1,674
   Pohang Iron & Steel ADR            18,500           256
   Samchully                          50,780           841
   Samsung Display Devices            28,803           674
   Samsung Display Rights*             3,888
   Samsung Electronic                 57,933         1,585
   Samsung Electronics
     GDR 1995 144A (A)                16,208           227
   Samsung Electronics
     GDR, Class A                        874             5
   Samsung Fire & Marine
     Insurance                         7,153         1,391
   SK Telecom                          1,118           524
   SK Telecom ADR                    226,415         1,599
   Ssangyong Oil Refining             18,850           159
                                                  --------
                                                    19,499
                                                  --------
TAIWAN -- 8.2%
   Accton Technology GDR             402,400         1,348
   Acer GDR                          126,562           598
   Advanced Semiconductor
     Engineering GDR                  81,789           746
   Advanced Semiconductor
     Engineering                     924,600         1,460
   Asia Cement GDR                   138,912         1,160
   Asustek Computer                  120,000           842

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                      MARKET
DESCRIPTION                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Asustek Computer GDR              220,000      $  1,529
   Asustek Computer Rights               240
   Cathay Construction             1,365,000           722
   Cathay Life Insurance           1,080,000         3,047
   China Development*              1,485,000         2,649
   China Steel                       780,000           468
   China Steel GDR                    42,869           532
   China Trust Commercial Bank*      211,200           133
   Compal Electronics*               593,000         1,769
   D-Link*                           350,000           757
   Delta Electronics                 580,000         1,535
   Formosa Chemical & Fiber*         400,000           256
   Formosa Plastic                   399,000           514
   Goldsun Development &
     Construction                  1,956,000           806
   Hon Hai Precision Industries*     400,000         1,789
   Hua Nan Bank                    1,320,000         2,104
   Hualon-Teijran                     44,400            15
   Lite-On Technology GDR            100,569           820
   Orient Semiconductor
     Electronics                     325,000           284
   Pacific Electric Wire & Cable*    976,000           662
   President Enterprises GDS          31,080           218
   ROC Taiwan Fund                   200,000         1,175
   Shinkong Synthetic Fibers       2,726,443           993
   Siliconware Precision GDR*         70,000           577
   Siliconware Precision
     Industries                    1,000,000         1,456
   Synnex Technology
     International*                  314,136         1,033
   Taiwan American Fund              110,000         1,620
   Taiwan Semiconductor            1,300,000         2,509
   Taiwan Semiconductor ADR          156,875         1,922
   Teco Electric & Machinery GDR      34,128           293
   Tung Ho Steel GDR                   2,000            11
   Union Petrochemical*              954,000           527
   Yageo                             560,000           704
   Yageo GDR                         151,111         1,001
   Yang Ming Marine
     Transport GDR                    86,250           622
                                                  --------
                                                    41,206
                                                  --------
THAILAND -- 1.1%
   Advance Agro Public 'F'           281,500           214
   Advanced Info Service             134,200           769
   Bangkok Bank 'F'                  199,300           189
   Bangkok Expressway Public         830,300           631
   Bec World Public 'F'               87,300           429
   Eastern Water Resources           313,000           349
   Electric Generating 'F'           295,810           709
   GSS Array Tech 'F'                 92,300           175
   Lanna Lignite 'F'                 217,300           174
   National Petrochemical            609,400           228
   PTT Exploration &
     Production 'F'*                   6,000            53


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   PTT Exploration `F'*              100,000      $    882
   Siam Cement*                       35,100           338
   Thai Airways International `F'    362,600           299
   Thai Farmers Bank Warrants*        26,138             1
   Tipco Asphalt `F'*                199,200           138
                                                  --------
                                                     5,578
                                                  --------
TURKEY -- 2.9%
   Akbank                         34,250,000           482
   Aksigorta                      19,202,000           499
   Alcatel Teletas                 7,590,000           369
   Ardem                          14,516,000           233
   Dogan Sirketler Holdings       30,679,000         1,106
   Efes Investment ADS               427,000           362
   Efes Investment GDR               105,000            90
   Ege Biracilik Ve Malt Sanayii  12,450,000           943
   EGS Properties, Series B*      24,517,240           252
   Gima Gida Ve Ihtiyac
     Maddele*                     25,750,000           436
   Haci Omer Sabanci Holdings     63,719,400           976
   Hurriyet Gazetecilik           25,800,000           372
   Koc Holdings                    8,400,000           878
   Migros                          1,659,806         1,197
   Milliyet Gazetecilik*          43,000,000           442
   Petrol Ofisi                    4,000,000           700
   Tansas                          4,937,250           463
   Turk Otomobil Fabrika*         15,600,000           273
   Tupras*                        11,550,000         1,145
   Turkiye Is Bankasi             80,950,000         2,131
   Yapi Ve Kredi Bankas           81,643,427           927
                                                  --------
                                                    14,276
                                                  --------
VENEZUELA -- 1.3%
   Banco Provincial                  916,062           879
   Compania Anonima Nacional
     Telecom ADR                     225,627         3,836
   Electricdid de Caracas          3,815,737         1,059
   Mavesa ADR                         65,005           248
   Mercantil Servicios, Cl B         147,200           184
   Sivensa ADR                        31,712           194
   Venezolana de Cementos            757,170           225
                                                  --------
                                                     6,625
                                                  --------
Total Foreign Common Stocks
   ($585,997)                                      455,157
                                                  --------

FOREIGN PREFERRED STOCKS -- 3.2%
BRAZIL -- 3.1%
   Cemig ADR                          73,400         1,696
   Cemig                         191,439,175         4,167
   CIA Vale Rio Doce, Cl A           176,869         2,686
   Copel, Cl B                   211,665,869         1,366
   Gerdau                         17,397,000           151

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

EMERGING MARKETS EQUITY
FUND--CONCLUDED
--------------------------------------------------------------------------------
                                SHARES/FACE        MARKET
DESCRIPTION                    AMOUNT (000)(3)   VALUE (000)
--------------------------------------------------------------------------------
   Petrol Brasileiros             27,343,286      $  2,814
   Teleceara Celular, Cl D*        2,718,260           138
   Teleceara, Cl C                 2,552,912           129
   Telesp Celular, Cl B*          15,673,152           648
   Telesp*                         2,670,666           388
   Usiminas Gerais                   428,700         1,266
                                                  --------
                                                    15,449
                                                  --------
RUSSIA -- 0.0%
   Chelyabinksvyazinform*(2)          16,000            26
   Kubanelektrosvyas (2)              70,000            63
   Rostovenergo*(2)                4,900,000             5
                                                  --------
                                                        94
                                                  --------
PERU -- 0.1%
   Cerveceria Backus & Johnston,
     Series A*                        71,048           498
                                                  --------
Total Foreign Preferred Stocks
   (Cost $21,698)                                   16,041
                                                  --------

FOREIGN CONVERTIBLE BONDS -- 1.4%
TAIWAN -- 1.4%
   ADI
     7.000%, 03/09/01                  1,150           832
   China Petrochemical
     3.180%, 05/08/09                    740           540
   Far East Department Stores
     8.230%, 07/06/01                    650           569
   Lite-On Technologies
     3.120%, 05/01/04                    880           775
   Nanya Plastics 144A (A)
     1.750%, 07/19/01                  1,110         1,213
   Pacific Construction
     5.230%, 10/20/04                  1,300         1,011
   Siliconware Precision
     3.280%, 07/21/04                  1,180         1,009
   Walsin Lihwa
    10.110%, 06/16/04                    750           534
   Winbond Electron
     8.900%, 11/04/02                    550           406
                                                  --------
                                                     6,889
                                                  --------
Total Foreign Convertible Bonds
   (Cost $8,191)                                     6,889
                                                  --------

REPURCHASE AGREEMENTS -- 4.4%
   J.P. Morgan
     5.41%, dated 09/30/98, matures
     10/01/98, repurchase price
     $6,510,165
     (collateralized by U.S.
     Treasury Bond, 10.625%, due
     08/15/15, par value
     $4,024,000,
     market value $6,554,095)          6,426         6,426


--------------------------------------------------------------------------------
                                FACE AMOUNT        MARKET
DESCRIPTION                         (000)        VALUE (000)
--------------------------------------------------------------------------------
   State Street Bank
     4.75%, dated 09/30/98, matured
     10/01/98, repurchase price
     $15,702,071, (collateralized by
     various U.S. Treasury Notes,
     ranging in par value $340,000-
     $9,605,000, 6.125%-8.00%, due
     07/31/00-11/15/21, total
     market value $16,024)           $15,700      $ 15,700
                                                  --------
Total Repurchase Agreements
   (Cost $22,126)                                   22,126
                                                  --------
Total Investments -- 100.3%
   (Cost $638,012)                                 500,213
                                                  --------
Other Assets and Liabilities, Net-- (0.3%)          (1,743)
                                                  --------
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   80,848,598 outstanding shares of
   beneficial interest                             810,440
Undistributed net investment income                  1,026
Accumulated net realized loss
   on investments                                 (174,915)
Net unrealized depreciation on investments        (137,799)
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currency and translation of other assets
   and liabilities in foreign currency                (282)
                                                  --------
 Total Net Assets -- 100.0%                       $498,470
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $6.17
                                                  ========
* NON-INCOME PRODUCING SECURITY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
ADR -- AMERICAN DEPOSITORY RECEIPT
ADS -- AMERICAN DEPOSITORY SHARE
'F' -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPT
GDS -- GLOBAL DEPOSITORY SHARE
(1) AS OF SEPTEMBER 1, 1998, THE REPATRIATION OF PROCEEDS RECEIVED FROM THE SALE OF THESE SECURITIES HAS BEEN BLOCKED UNTIL AT LEAST SEPTEMBER 1, 1999. THESE SECURITIES ARE CONSIDERED ILLIQUID AND ARE BEING FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(2) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(3) IN U.S. DOLLARS UNLESS OTHERWISE INDICATED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

INTERNATIONAL FIXED
INCOME FUND
--------------------------------------------------------------------------------
                                  FACE AMOUNT      MARKET
DESCRIPTION                        (000) (1)     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 86.5%
AUSTRALIA -- 2.4%
   Commonwealth of Australia
     8.750%, 08/15/08                  6,400      $  4,853
   Queensland Treasury
     6.500%, 06/14/05                 12,915         8,263
                                                  --------
                                                    13,116
                                                  --------
CANADA -- 0.2%
   Government of Canada
     9.000%, 06/01/25                  1,005           999
                                                  --------
DENMARK -- 1.9%
   Kingdom of Denmark
     8.000%, 03/15/06                 39,515         7,532
     7.000%, 11/15/07                 12,300         2,276
     7.000%, 11/10/24                  3,200           612
   Unikredit Realkredit
     6.000%, 10/01/29                  1,900           289
                                                  --------
                                                    10,709
                                                  --------
FRANCE -- 4.9%
   Government of France
     5.250%, 04/25/08                 57,370        11,152
   Government of France BTAN
     4.750%, 03/12/02                 30,660         5,672
   Government of France OAT
     8.500%, 10/25/19                 36,800         9,941
                                                  --------
                                                    26,765
                                                  --------
GERMANY -- 22.1%
   Depfa Bank
     4.750%, 03/20/03                 12,940         8,023
   Deutschland Republic
     6.000%, 01/05/06                 21,809        14,731
     6.000%, 02/16/06                 32,570        22,039
     6.250%, 01/04/24                104,452        75,178
   KFW International Finance
     6.625%, 04/15/03                  1,140           762
                                                  --------
                                                   120,733
                                                  --------
ITALY -- 10.1%
   Republic of Italy
     5.000%, 01/15/01             50,000,000        31,081
     9.500%, 02/01/01             35,130,000        23,929
                                                  --------
                                                    55,010
                                                  --------


--------------------------------------------------------------------------------
                                  FACE AMOUNT      MARKET
DESCRIPTION                        (000) (1)     VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- 15.1%
   Asian Development Bank
     3.125%, 06/29/05              2,573,000      $ 21,707
   European Investment Bank
     3.000%, 09/20/06              2,125,000        18,291
   Export-Import Bank
     2.875%, 07/28/05              3,260,000        26,934
   Japanese Development Bank
     2.875%, 12/20/06              1,840,000        15,410
                                                  --------
                                                    82,342
                                                  --------
NETHERLANDS -- 2.8%
   Kingdom of Netherlands
     5.750%, 01/15/04                 26,220        15,201
                                                  --------
NEW ZEALAND -- 3.3%
   Government of New Zealand
    10.000%, 03/15/02                 24,460        13,864
     7.000%, 07/15/09                  7,815         4,318
                                                  --------
                                                    18,182
                                                  --------
SPAIN -- 3.9%
   Kingdom of Spain
     7.900%, 02/28/02              2,680,800        21,375
                                                  --------
SWEDEN -- 2.5%
   Kingdom of Sweden
    10.250%, 05/05/03                 85,600        13,475
                                                  --------
UNITED KINGDOM -- 17.3%
   United Kingdom Treasury
     7.000%, 06/07/02                 17,439        31,302
     8.500%, 07/16/07                 29,894        63,247
                                                  --------
                                                    94,549
                                                  --------
Total Foreign Bonds
   (Cost $444,186)                                 472,456
                                                  --------

U.S. TREASURY OBLIGATIONS -- 9.1%
   U.S. Treasury Bonds
     6.625%, 02/15/27                $ 7,430         9,012
   U.S. Treasury Notes
     5.750%, 11/30/02                  1,000         1,051
     6.625%, 05/15/07                 22,840        26,279
   U.S. Treasury Bills
     3.945%, 11/12/98                 13,400        13,337
                                                  --------
Total U.S. Treasury Obligations
   (Cost $48,357)                                   49,679
                                                  --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

INTERNATIONAL FIXED INCOME
FUND--CONCLUDED
--------------------------------------------------------------------------------
                                  FACE AMOUNT      MARKET
DESCRIPTION                        (000) (1)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--4.4%
   State Street Bank
     4.75%, dated 09/30/98, matured
     10/01/98, repurchase price
     $23,925,156 (collateralized by
     U.S. Treasury Note, par value
     $22,805,000, 06/30/01,
     6.625%, market value
     $24,401,350)                    $23,922      $ 23,922
                                                  --------
Total Repurchase Agreement
   (Cost $23,922)                                   23,922
                                                  --------
Total Investments -- 100.0%
   (Cost $516,465)                                $546,057
                                                  ========
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.
BTAN -- BONS DU TRESOR A TAUX FIXE ET A INTERET ANNUEL
OAT -- OBLIGATIONS ASSIMILABLES DE TRESOR

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EMERGING MARKETS
DEBT FUND

FOREIGN BONDS -- 95.3%
ALGERIA -- 2.4%
   Republic of Algeria FRN
     Tranche 1 Restructured
     7.250%, 09/04/06                  3,000         1,260
   Republic of Algeria FRN
     Tranche A Restructured
     7.250%, 09/04/06                  3,650         2,591
                                                  --------
                                                     3,851
                                                  --------
ARGENTINA -- 10.8%
   Government of Argentina
     11.750%, 02/12/07      ARS        6,250         4,376
     11.375%, 01/30/17                10,250         9,392
   Government of Argentina 144a (A)
     11.750%, 02/12/07      ARS        2,750         1,925
   Government of Argentina
     Bocon Previsional 1
     14.800%, 04/01/01       ARS         671           506
   Government of Argentina
     Bocon Proveedores 1
     10.840%, 04/01/07       ARS       2,077         1,173
                                                  --------
                                                    17,372
                                                  --------

--------------------------------------------------------------------------------
                                  FACE AMOUNT      MARKET
DESCRIPTION                        (000) (1)     VALUE (000)
--------------------------------------------------------------------------------
BRAZIL -- 12.1%
   Government of Brazil
     9.375%, 04/07/08                  2,500      $  1,610
   Government of Brazil FRN,
     Series EI
     6.625%, 04/15/06                 12,852         7,454
   Government of Brazil FRN
     6.688%, 04/15/12                  1,875           935
   Government of Brazil FRN,
     Series ZL
     6.625%, 04/15/24                 13,750         8,112
   Government of Brazil PAR,
     Series ZL
     5.500%, 04/15/24                  2,350         1,363
                                                  --------
                                                    19,474
                                                  --------
BULGARIA -- 4.3%
   Government of Bulgaria IAB,
     Series PDI
     6.688%, 07/28/11                  6,150         3,629
   Republic of Bulgaria FLIRB,
     Series A
     2.535%, 07/28/12                  3,950         1,807
   Republic of Bulgaria Discount
     Notes, Series A
     6.688%, 07/28/24                  2,250         1,406
                                                  --------
                                                     6,842
                                                  --------
COLOMBIA -- 3.1%
   Republic of Colombia
     7.250%, 02/15/03                  1,300         1,034
   Republic of Columbia
     7.270%, 06/15/03                  1,250           919
     7.625%, 02/15/07                  1,250           881
   Republic of Columbia FRN
     8.820%, 08/13/05                  2,650         2,226
                                                  --------
                                                     5,060
                                                  --------
CROATIA -- 2.8%
   Government of Croatia FRN,
     Series B
     6.563%, 07/31/06                  2,488         1,742
   Government of Croatia FRN,
     Series A
     6.563%, 07/31/10                  4,000         2,720
                                                  --------
                                                     4,462
                                                  --------
COSTA RICA -- 0.6%
   Government of Costa Rica,
     Series B
     6.250%, 05/21/15                  1,200           924
                                                  --------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  FACE AMOUNT      MARKET
DESCRIPTION                        (000) (1)     VALUE (000)
--------------------------------------------------------------------------------
ECUADOR -- 4.5%
   Government of Ecuador
     Discount
     6.625%, 02/28/25                  1,750      $    801
   Government of Ecuador PAR
     3.500%, 02/28/25                 13,700         5,549
   Government of Ecuador PDI
     6.625%, 02/27/15                  2,648           874
                                                  --------
                                                     7,224
                                                  --------
IVORY COAST -- 1.2%
   Ivory Coast FLIRB
     13.960%, 03/29/18                 2,500           513
   Ivory Coast PDI
     11.410%, 03/29/18                 5,184         1,400
                                                  --------
                                                     1,913
                                                  --------
MEXICO -- 13.2%
   Government of Mexico Par
     Bonds, Series B
     6.250%, 12/31/19                 14,250        10,367
   United Mexican States
    11.500%, 05/15/26                  1,675         1,591
   Petroleos Mexicanos
     9.250%, 03/30/18                  3,750         2,850
   United Mexican States
    11.375%, 09/15/16                  6,775         6,504
                                                  --------
                                                    21,312
                                                  --------
PANAMA -- 4.3%
   Government of Panama
     8.250%, 04/22/08                  2,000         1,690
     8.875%, 09/30/27                  1,650         1,382
   Government of Panama IRB
     4.000%, 07/17/14                  4,050         2,835
   Government of Panama PDI
     6.6875%, 07/17/16                 1,352           940
                                                  --------
                                                     6,847
                                                  --------
PERU -- 5.1%
   Republic of Peru FLIRB
     3.250%, 03/07/17                 14,125         6,250
   Republic of Peru PDI
     4.000%, 03/07/17                  4,000         2,010
                                                  --------
                                                     8,260
                                                  --------


--------------------------------------------------------------------------------
                                  FACE AMOUNT      MARKET
DESCRIPTION                        (000) (1)     VALUE (000)
--------------------------------------------------------------------------------
PHILIPPINES -- 5.5%
   Government of Philippines
     8.750%, 10/07/16                    500      $    375
   Government of Philippines,
     Series B
     6.500%, 12/01/17                  6,000         4,320
   Government of Philippines
     Treasury Bond
     8.875%, 04/15/08                  5,000         4,239
                                                  --------
                                                     8,934
                                                  --------
POLAND -- 2.6%
   Republic of Poland RSTA
     3.750%, 10/27/24                  6,000         4,155
                                                  --------
RUSSIA -- 6.7%
   Russian Government
    11.750%, 06/10/03                 11,150         2,513
     8.750%, 07/24/05                  5,850         1,032
   Russian Government
     Principal Loans
     6.625%, 12/15/20                 44,900         2,654
   Russian Government
    12.750%, 06/24/28                 21,950         4,522
   Russian IAN FRN
     6.625%, 12/15/15                    805            62
   Russian IAN FRN PIK*
     0.000%, 12/15/15                    487            38
                                                  --------
                                                    10,821
                                                  --------
SOUTH KOREA -- 2.8%
   Korea Development Bank
     7.900%, 02/01/02                  1,625         1,324
     6.625%, 11/21/03                  1,750         1,379
   Korea Export-Import Bank
     7.250%, 06/25/01                  1,750         1,531
     6.500%, 02/10/02                    385           325
                                                  --------
                                                     4,559
                                                  --------
VENEZUELA -- 13.3%
   Government of Venezuela
     Par, Series B
     6.750%, 03/31/20                  2,000         1,310
   Government of Venezuela
     9.250%, 09/15/27                 11,125         6,230
   Government of Venezuela
     FLIRB, Series A
     6.125%, 03/31/07                  1,214           656

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

EMERGING MARKETS DEBT
FUND--CONCLUDED
--------------------------------------------------------------------------------
                                  FACE AMOUNT      MARKET
DESCRIPTION                        (000) (1)     VALUE (000)
--------------------------------------------------------------------------------
   Government of Venezuela FRN
     6.625%, 12/18/07                 13,571      $  7,668
   Government of Venezuela
    13.625%, 08/15/18                  8,650         5,579
   Government of Venezuela
     Par Rights*
     0.000%, 04/15/20                     10            --
                                                  --------
                                                    21,443
                                                  --------
Total Foreign Bonds
   (Cost $192,850)                                 153,453
                                                  --------

LOAN PARTICIPATION -- 4.7%
   Morocco R&C Loan FRN,
     Tranche A
     6.656%, 01/01/09                 10,400         7,644
                                                  --------
Total Loan Participation
   (Cost $8,577)                                     7,644
                                                  --------
Total Investments -- 100.0%
   (Cost $201,427)                                $161,097
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
ARS -- ARGENTINA PESO
FLIRB -- FRONT LOADED INTEREST REDUCTION BOND
FRN -- FLOATING RATE NOTE
IAB -- INTEREST ACCRUAL BOND
IAN -- INTEREST ARREARS NOTE
IRB -- INTEREST REVENUE BOND
PDI -- PAST DUE INTEREST (SECURITY REPRESENTING INTEREST DUE FROM PRIOR
       DEFAULTED LOAN)
PIK -- PAID IN-KIND
RSTA -- REVOLVING SHORT TERM AGREEMENT
(1) IN U.S. DOLLARS UNLESS OTHERWISE NOTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

                                                                            -------------                --------
                                                                            INTERNATIONAL                EMERGING
                                                                               FIXED                      MARKETS
                                                                               INCOME                      DEBT
                                                                            -------------                --------
ASSETS:
   Investment securities
     (Cost $516,465 and $201,427, respectively)                               $546,057                   $161,097
   Foreign currency (Cost $784 and $62, respectively)                              774                         62
   Interest receivable                                                          12,308                      6,201
   Unrealized gain on forward foreign currency contracts                         1,248                         --
   Receivable for investment securities sold                                    18,749                     33,259
   Receivable for shares of beneficial interest sold                             1,958                      1,089
   Other assets                                                                     90                         45
                                                                              --------                   --------
   Total Assets                                                                581,184                    201,753
                                                                              --------                   --------
LIABILITIES:
   Payable for foreign currency purchased                                       16,793                         --
   Payable for investment securities purchased                                  20,307                     25,594
   Payable for shares of beneficial interest redeemed                            8,829                     10,491
   Payable to affiliates                                                           535                        218
   Other liabilities                                                               920                      2,512
                                                                              --------                   --------
   Total Liabilities                                                            47,384                     38,815
                                                                              --------                   --------
   Net Assets                                                                 $533,800                   $162,938
                                                                              ========                   ========

NET ASSETS:
   Portfolio shares of Class A (unlimited
     authorization -- no par value) based
     on 44,897,560 and 23,851,661 outstanding
     shares of beneficial interest, respectively                               480,860                    223,239
   Undistributed net investment income                                          16,224                     11,996
   Accumulated net realized gain (loss) on
     investments                                                                 5,396                    (31,967)
   Net unrealized appreciation (depreciation)
     on investments                                                             29,592                    (40,330)
   Net unrealized appreciation on forward
     foreign currency contracts,
     foreign currencies and translation of
     other assets and liabilities denominated
     in foreign currencies                                                       1,728                         --
                                                                              --------                   --------
   Net Assets                                                                 $533,800                   $162,938
                                                                              ========                   ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                                   $11.89                      $6.83
                                                                              ========                   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST-- FOR THE SEVEN MONTH PERIOD ENDED SEPTEMBER 30, 1998 AND THE YEAR ENDED FEBRUARY 28, 1998

                                                -------------------   ----------------------    -------------------
                                                                            EMERGING               INTERNATIONAL
                                                    INTERNATIONAL           MARKETS                    FIXED
                                                       EQUITY                EQUITY                   INCOME
                                                -------------------   ----------------------    -------------------
                                                3/1/98-    2/28/97-     3/1/98-     2/28/97-    3/1/98-    2/28/97-
                                                9/30/98    2/28/98      9/30/98     2/28/98     9/30/98    2/28/98
                                                -------------------   ----------------------    -------------------
INVESTMENT INCOME:
   Dividends                                    $  15,411   $16,018   $    9,991   $  5,657     $    --    $    --
   Interest                                         2,841     2,138        1,098      1,253      12,595     14,809
   Less: Foreign Taxes Withheld                    (1,585)   (1,474)        (362)      (610)        (16)       (84)
                                                ----------  -------   ----------   ---------    -------    -------
   Total Investment Income                         16,667    16,682       10,727      6,300      12,579     14,725
                                                ----------  -------   ----------   ---------    -------    -------
EXPENSES:
   Management fees                                  2,644     2,975        2,016      2,180       1,637      1,795
   Less: Management fees waived                        --        --           --         --          --        (11)
   Investment advisory fees                         2,968     3,338        3,256      3,522         819        898
   Less: Investment advisory fees waived             (411)     (619)        (896)    (1,180)       (136)      (150)
   Shareholder servicing fees                       1,469     1,652          775        839         682        748
   Less: Shareholder servicing fees waived             --        --           --       (192)       (462)      (540)
   Custodian/wire agent fees                          391       466          743      1,167         109        144
   Professional fees                                   48        13           24         18          24         11
   Registration & filing fees                          89       113           81        140          36         62
   Printing fees                                       32         7           24         10           8          9
   Trustee fees                                        14        28            9         15           8         12
   Pricing fees                                         6        14            6         13           6         13
   Distribution fees                                    1         1           --         --          --         --
   Amortization of deferred organization costs         --        --            1          2           3          6
   Miscellaneous expenses                              13        12            9          7           5          6
                                                ----------  -------   ----------   ---------    --------   -------
   Total Expenses                                   7,264     8,000        6,048      6,541       2,739      3,003
                                                ----------  -------   ----------   --------     -------    -------
NET INVESTMENT INCOME                               9,403     8,682        4,679       (241)      9,840     11,722
                                                ----------  -------   ----------   --------     -------    -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                         44,323    (4,291)    (146,444)   (26,146)      5,777      2,697
     Futures contracts                             12,624    (5,435)          --         --          --         --
   Net realized gain (loss) on forward foreign
     currency contracts and foreign
     currency transactions                         (2,404)    4,310       (1,510)    (2,534)      7,250     (8,722)
   Net change in unrealized appreciation
     (depreciation) on forward foreign
     currency contracts, futures contracts,
     foreign currencies, and translation
     of other assets and liabilities
     in foreign currency                           (6,248)    5,259         (302)         9       3,174     (2,725)
   Net change in unrealized appreciation
     (depreciation) on investments               (171,208)   60,622     (127,954)   (38,411)     28,366      8,742
                                                ----------  -------   ----------   ---------    -------    -------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $(113,510)  $69,147   $(271,531)   $(67,323)    $54,407    $11,714
                                                ==========  =======   ==========   =========    =======    =======



                                                --------------------
                                                     EMERGING
                                                      MARKETS
                                                        DEBT
                                                --------------------
                                                 3/1/98-    2/28/97-
                                                 9/30/98    2/28/98
                                                --------------------
INVESTMENT INCOME:
   Dividends                                    $     --      $   --
   Interest                                       11,387       5,433
   Less: Foreign Taxes Withheld                       --          --
                                                ---------     ------
   Total Investment Income                        11,387       5,433
                                                ---------     ------
EXPENSES:
   Management fees                                   637         374
   Less: Management fees waived                      (33)        (64)
   Investment advisory fees                          833         489
   Less: Investment advisory fees waived            (275)       (149)
   Shareholder servicing fees                        245         144
   Less: Shareholder servicing fees waived          (171)       (127)
   Custodian/wire agent fees                          31          28
   Professional fees                                   6           6
   Registration & filing fees                         27          48
   Printing fees                                       7           6
   Trustee fees                                        5           2
   Pricing fees                                        6           9
   Distribution fees                                  --          --
   Amortization of deferred organization costs         2          14
   Miscellaneous expenses                              2           1
                                                ---------     ------
   Total Expenses                                  1,322         781
                                                ---------     ------
NET INVESTMENT INCOME                             10,065       4,652
                                                ----------    ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                       (29,101)     (2,866)
     Futures contracts                                --          --
   Net realized gain (loss) on forward foreign
     currency contracts and foreign
     currency transactions                            (1)        (26)
   Net change in unrealized appreciation
     (depreciation) on forward foreign
     currency contracts, futures contracts,
     foreign currencies, and translation
     of other assets and liabilities
     in foreign currency                              --          --
   Net change in unrealized appreciation
     (depreciation) on investments               (42,403)      2,073
                                                --------      ------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $(61,440)     $3,883
                                                ========      ======


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SEVEN MONTH PERIOD ENDED SEPTEMBER 30, 1998 AND FOR THE YEARS ENDED FEBRUARY 28


                                                              --------------------------------    -------------------------------
                                                                       INTERNATIONAL                      EMERGING MARKETS
                                                                          EQUITY                              EQUITY
                                                              ---------------------------------   -------------------------------
                                                               3/1/98-    2/28/97-     2/28/96-    3/1/98-    2/28/97-   2/28/96-
                                                               9/30/98    2/28/98      2/28/97     9/30/98    2/28/98    2/28/97
                                                              ---------------------------------   -------------------------------

OPERATIONS:
   Net investment income                                      $  9,403    $  8,682    $  5,137   $   4,679   $   (241)   $    (55)
   Net realized gain (loss) from investment transactions        56,947      (9,726)     47,383    (146,444)   (26,146)        331
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                (2,404)      4,310        (531)     (1,510)    (2,534)       (457)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, futures contracts,
     foreign currencies, and translation of other assets and
     liabilities denominated in foreign currencies              (6,248)      5,259          81        (302)         9          14
   Net change in unrealized appreciation (depreciation)
     on investments                                           (171,208)     60,622     (26,307)   (127,954)   (38,411)     27,462
                                                              --------    --------    --------    --------   --------    --------
   Net increase (decrease) in net assets from operations      (113,510)     69,147      25,763    (271,531)   (67,323)     27,295
                                                              --------    --------    --------    --------   --------    --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                        --     (13,649)     (3,619)         --     (1,039)       (297)
     Class D                                                        --          (4)         (1)         --         --          --
   Net realized gains:
     Class A                                                        --     (19,564)    (37,589)         --       (284)       (121)
     Class D                                                        --          (6)        (14)         --         --          --
                                                              --------    --------    --------    --------   --------    --------
   Total distributions                                              --     (33,223)    (41,223)         --     (1,323)       (418)
                                                              --------    --------    --------    --------   --------    --------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Shares issued in merger                                        --          --     150,364          --         --          --
     Proceeds from shares issued                               445,665     485,986     333,733     361,528    421,404     163,899
     Reinvestment of cash distributions                             --      25,961      31,663          --      1,122         383
     Cost of shares redeemed                                  (217,039)   (220,367)   (277,258)   (101,275)   (65,606)    (36,866)
     Cost of shares redeemed in-kind                                --          --     (46,630)         --         --          --
                                                              --------    --------    --------    --------   --------    --------
     Increase in net assets from
       Class A transactions                                    228,626     291,580     191,872     260,253    356,920    127,416
                                                              --------    --------    --------    --------   --------    --------
   Class D:
     Proceeds from shares issued                                   128         150         183          --         --          --
     Reinvestment of cash distributions                             --          10          15          --         --          --
     Cost of shares redeemed                                       (50)        (59)       (216)         --         --          --
                                                              --------    --------    --------    --------   --------    --------
     Increase in net assets from
       Class D transactions                                         78         101         (18)         --         --          --
                                                              --------    --------    --------    --------   --------    --------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                  228,704     291,681     191,854     260,253    356,920     127,416
                                                              --------    --------    --------    --------   --------    --------
         Net increase (decrease) in net assets                 115,194     327,605     176,394     (11,278)   288,274     154,293
NET ASSETS:
   Beginning of period                                         851,844     524,239     347,845     509,748    221,474      67,181
                                                              --------    --------    --------    --------   --------    --------
   End of period                                              $967,038    $851,844    $524,239    $498,470   $509,748    $221,474
                                                              ========    ========    ========    ========   ========    ========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued in merger                                        --          --      14,954          --         --         --
     Shares issued                                              42,475      49,078      32,925      44,898     36,760      14,081
     Shares issued in lieu of cash distributions                    --       2,802       3,215          --        112          34
     Shares redeemed                                           (20,820)    (22,162)    (27,199)    (12,415)    (5,763)     (3,052)
     Shares redeemed in-kind                                        --          --      (4,462)         --         --          --
                                                              --------    --------    --------    --------   --------    --------
     Total Class A transactions                                 21,655      29,718      19,433      32,483     31,109      11,063
                                                              --------    --------    --------    --------   --------    --------
   Class D:
     Shares issued                                                  12          16          18          --         --          --
     Shares issued in lieu of cash distributions                    --           1           1          --         --          --
     Shares redeemed                                                (5)         (6)        (21)         --         --          --
                                                              --------    --------    --------    --------   --------    --------
     Total Class D transactions                                      7          11          (2)         --         --          --
                                                              --------    --------    --------    --------   --------    --------
         Net increase in capital shares                         21,662      29,729      19,431      32,483     31,109      11,063
                                                              ========    ========    ========    ========   ========    ========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SEVEN MONTH PERIOD ENDED SEPTEMBER 30, 1998 AND FOR THE YEARS ENDED FEBRUARY 28

                                                                         -------------------------------     --------------------
                                                                                  INTERNATIONAL                EMERGING MARKETS
                                                                                  FIXED INCOME                      DEBT (2)
                                                                         -------------------------------     --------------------
                                                                         3/1/98-    2/28/97-    2/28/96-     3/1/98-     6/29/97-
                                                                         9/30/98    2/28/98     2/28/97      9/30/98     2/28/98
                                                                         -------------------------------     --------------------
OPERATIONS:
   Net investment income                                                 $  9,840   $ 11,722    $  5,803     $ 10,065    $  4,652
   Net realized gain (loss) from investment transactions                    5,777      2,697       2,409      (29,101)     (2,866)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                            7,250     (8,722)     (1,329)          (1)        (26)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, futures contracts,
     foreign currencies, and translation of other assets and
     liabilities denominated in foreign currencies                          3,174     (2,725)        710           --          --
   Net change in unrealized appreciation (depreciation)
     on investments                                                        28,366      8,742      (6,069)     (42,403)      2,073
                                                                         --------   --------    --------     --------    --------
   Net increase (decrease) in net assets from operations                   54,407     11,714       1,524      (61,440)      3,833
                                                                         --------   --------    --------     --------    --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                   --     (2,928)     (6,286)          --      (2,694)
     Class D                                                                   --         --          --           --          --
   Net realized gains:
     Class A                                                                   --     (3,022)     (1,238)          --          --
     Class D                                                                   --         --          --           --          --
                                                                         --------   --------    --------     --------    --------
   Total distributions                                                         --     (5,950)     (7,524)          --      (2,694)
                                                                         --------   --------    --------     --------    --------
CAPITAL SHARE TRANSACTIONS (1):
   Class A:
     Shares issued in merger                                                   --         --          --           --          --
     Proceeds from shares issued                                          169,657    271,882     146,550      108,932     160,754
     Reinvestment of cash distributions                                        --      5,305       6,287           --       2,651
     Cost of shares redeemed                                              (99,238)   (78,196)    (26,936)     (38,838)    (10,260)
     Cost of shares redeemed in-kind                                           --         --          --           --          --
                                                                         --------   --------    --------     --------    --------
     Increase in net assets from
       Class A transactions                                                70,419    198,991     125,901       70,094     153,145
                                                                         --------   --------    --------     --------    --------
   Class D:
     Proceeds from shares issued                                               --         --          --           --          --
     Reinvestment of cash distributions                                        --         --          --           --          --
     Cost of shares redeemed                                                   --         --          --           --          --
                                                                         --------   --------    --------     --------    --------
     Increase in net assets from
       Class D transactions                                                     --        --          --           --          --
                                                                         --------   --------    --------     --------    --------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                              70,419    198,991     125,901       70,094     153,145
                                                                         --------   --------    --------     --------    --------
         Net increase (decrease) in net assets                            124,826    204,755     119,901        8,654     154,284
NET ASSETS:
   Beginning of period                                                    408,974    204,219      84,318      154,284          --
                                                                         --------   --------    --------     --------    --------
   End of period                                                         $533,800   $408,974    $204,219     $162,938    $154,284
                                                                         ========   ========    ========     ========    ========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued in merger                                                   --        --           --           --          --
     Shares issued                                                         15,600     25,735      13,451       13,614      15,725
     Shares issued in lieu of cash distributions                               --        504         570           --         263
     Shares redeemed                                                       (8,988)    (7,344)     (2,464)      (4,725)     (1,025)
     Shares redeemed in-kind                                                   --         --          --           --          --
                                                                         --------   --------    --------     --------    --------
     Total Class A transactions                                             6,612     18,895      11,557        8,889      14,963
                                                                         --------   --------    --------     --------    --------
   Class D:
     Shares issued                                                             --         --          --           --          --
     Shares issued in lieu of cash distributions                               --         --          --           --          --
     Shares redeemed                                                           --         --          --           --          --
                                                                         --------   --------    --------     --------    --------
     Total Class D transactions                                                --         --          --           --          --
                                                                         --------   --------    --------     --------    --------
         Net increase in capital shares                                     6,612     18,895      11,557        8,889      14,963
                                                                         ========   ========    ========     ========    ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(2) EMERGING MARKETS DEBT COMMENCED OPERATIONS ON JUNE 29, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE SEVEN MONTH PERIOD ENDED
                                         SEPTEMBER 30, 1998 AND FOR THE YEARS
                                         ENDED FEBRUARY 28 OR 29,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




          NET ASSET                                      DISTRIBUTIONS   DISTRIBUTIONS
            VALUE            NET       NET REALIZED AND     FROM NET         FROM                       NET ASSET
          BEGINNING      INVESTMENT       UNREALIZED       INVESTMENT   REALIZED CAPITAL     RETURN     VALUE END    TOTAL
          OF PERIOD    INCOME/(LOSS)    GAINS/(LOSSES)     INCOME (5)        GAINS         OF CAPITAL   OF PERIOD   RETURN
--------------------------------------------------------------------------------------------------------------------------------
--------------------
INTERNATIONAL EQUITY
--------------------
CLASS A
 For the seven month period ended September 30:
 1998(6)   $10.15          $ 0.07          $(1.06)          $  --          $  --             $   --      $ 9.16      (9.75)%*
 For the years ended February 28:
 1998(6)     9.67            0.17            0.77           (0.18)         (0.28)                --       10.15      10.21
 1997       10.00            0.09            0.47           (0.07)         (0.82)                --        9.67       5.70
 1996        9.59            0.14            1.45           (0.19)         (0.99)                --       10.00      17.30
 1995       11.00            0.15           (0.97)             --          (0.59)                --        9.59      (7.67)
 1994        8.93            0.13            2.05           (0.11)            --                 --       11.00      24.44

CLASS D
 For the seven month period ended September 30:
 1998(6)   $10.06          $ 0.06          $(1.05)          $  --         $   --             $   --      $ 9.07      (9.84)%*
 For the years ended February 28:
 1998(6)     9.58            0.15            0.77           (0.16)         (0.28)                --       10.06       9.92
 1997        9.93            0.05            0.47           (0.05)         (0.82)                --        9.58       5.39
 1996        9.56            0.04            1.50           (0.18)         (0.99)                --        9.93      16.77
 1995(1)    10.81            0.01           (0.67)             --          (0.59)                --        9.56      (6.33)*

-----------------------
EMERGING MARKETS EQUITY
-----------------------
CLASS A
 For the seven month period ended September 30:
 1998      $10.55          $ 0.07          $(4.45)             --         $   --             $   --      $ 6.17     (41.52)%*
 For the years ended February 28:
 1998       12.87           (0.03)          (2.25)          (0.03)         (0.01)                --       10.55     (17.72)
 1997       10.93            0.01            1.96           (0.02)         (0.01)                --       12.87      18.02
 1996       10.27           (0.02)           0.72              --          (0.04)                --       10.93       6.83
 1995(2)    10.00            0.01            0.26              --             --                 --       10.27       2.70*

--------------------------
INTERNATIONAL FIXED INCOME
--------------------------
CLASS A
 For the seven month period ended September 30:
 1998      $10.68          $ 0.40          $ 0.81           $  --         $   --             $   --      $11.89      11.33%*
 For the years ended February 28:
 1998       10.53            0.23            0.11           (0.10)         (0.09)                --       10.68       3.23
 1997       10.77            0.71           (0.49)          (0.38)         (0.08)                --       10.53       1.85
 1996       10.42            0.58            0.89           (1.02)         (0.10)                --       10.77      13.96
 1995       10.23            0.43            0.40           (0.62)         (0.02)                --       10.42       8.43
 1994(3)    10.00            0.14            0.18           (0.09)            --                 --       10.23       6.41*

---------------------
EMERGING MARKETS DEBT
---------------------
CLASS A
 For the seven month period ended September 30:
 1998      $10.31          $(0.11)         $(3.37)          $  --         $   --             $   --      $ 6.83     (33.75)%*
 For the year ended February 28:
 1998(4)    10.00            0.56              --           (0.25)            --                 --       10.31       5.64*



                                                                           RATIO OF
                                                          RATIO OF      NET INVESTMENT
                                            RATIO OF      EXPENSES       INCOME/(LOSS)
                          RATIO OF      NET INVESTMENT  TO AVERAGE      TO AVERAGE
            NET ASSETS     EXPENSES       INCOME/(LOSS)  NET ASSETS       NET ASSETS      PORTFOLIO
             END OF      TO AVERAGE       TO AVERAGE    (EXCLUDING       (EXCLUDING       TURNOVER
          PERIOD (000)    NET ASSETS       NET ASSETS     WAIVERS)         WAIVERS)          RATE
---------------------------------------------------------------------------------------------------
--------------------
INTERNATIONAL EQUITY
--------------------
CLASS A
 For the seven month period ended September 30:
 1998(6)   $966,707      1.24%(DAGGER)   1.60%(DAGGER)  1.31%(DAGGER)  1.53%(DAGGER)        66%
 For the years ended February 28:
 1998(6)    851,542      1.21            1.31           1.30           1.22                 75
 1997       524,062      1.28            1.11           1.42           0.97                117
 1996       347,646      1.25            1.29           1.29           1.25                102
 1995       328,503      1.19            1.30           1.21           1.28                 64
 1994       503,498      1.10            1.46           1.24           1.32                 19

CLASS D
 For the seven month period ended September 30:
 1998(6)       $331      1.39%(DAGGER)   1.36%(DAGGER)  1.46%(DAGGER)  1.29%(DAGGER)        66%
 For the years ended February 28:
 1998(6)        302      1.36            1.16           1.45           1.07                 75
 1997           177      1.55            0.71           1.65           0.61                117
 1996           199      1.65            0.58           1.90           0.33                102
 1995(1)         51      1.47            0.42           1.48           0.41                 64

-----------------------
EMERGING MARKETS EQUITY
-----------------------
CLASS A
 For the seven month period ended September 30:
 1998      $498,470      1.95%(DAGGER)   1.51%(DAGGER)  2.24%(DAGGER)  1.22%(DAGGER)        46%
 For the years ended February 28:
 1998       509,748      1.95           (0.12)          2.36          (0.53)                76
 1997       221,474      1.95           (0.04)          2.55          (0.64)               100
 1996        67,181      1.95           (0.23)          2.72          (1.00)               104
 1995(2)      5,300      1.95            1.79           4.98          (1.24)                --

--------------------------
INTERNATIONAL FIXED INCOME
--------------------------
CLASS A
 For the seven month period ended September 30:
 1998      $533,800      1.00%(DAGGER)   3.61%(DAGGER)  1.21%(DAGGER)  3.40%(DAGGER)       112%
 For the years ended February 28:
 1998       408,974      1.00            3.92           1.24           3.68                280
 1997       204,219      1.00            3.99           1.39           3.60                352
 1996        84,318      1.00            4.70           1.27           4.43                269
 1995        42,580      1.00            4.68           1.30           4.38                303
 1994(3)     23,678      1.00            3.81           1.61           3.20                126

---------------------
EMERGING MARKETS DEBT
---------------------
CLASS A
 For the seven month period ended September 30:
 1998      $162,938      1.35%(DAGGER)   10.28%(DAGGER) 1.84%(DAGGER)  9.79%(DAGGER)       186%
 For the year ended February 28:
 1998(4)    154,284      1.35            8.05           1.94           7.46                269


(DAGGER) ANNUALIZED.
*RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) INTERNATIONAL EQUITY CLASS D SHARES WERE OFFERED BEGINNING MAY 1, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) EMERGING MARKETS EQUITY CLASS A SHARES WERE OFFERED BEGINNING JANUARY 17, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(3) INTERNATIONAL FIXED INCOME CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 1, 1993. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(4) EMERGING MARKETS DEBT CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(5) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN FOREIGN CURRENCY GAINS AND LOSSES.
(6) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS/ (LOSSES) CALCULATED USING AVERAGE SHARES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998



1. ORGANIZATION
SEI Institutional International Trust, (the "Trust") formerly SEI International Trust, was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four portfolios: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A_shares of each of the Funds and Class D shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     SECURITY VALUATION -- Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.
     FEDERAL INCOME TAXES -- It is the intention of each Fund to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.
     The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral to cover principal and interest, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------
     For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.
     The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.
     The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, portfolio positions or anticipated portfolio positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.
     FUTURES CONTRACTS -- The International Equity Fund utilized futures contracts during the period ended September 30, 1998. The Fund's investment in these futures contracts is designed to enable the Fund to more closely approximate the performance of its benchmark index.
     Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked to market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.
     CLASSES -- Class-specific expenses, such as Shareholder Servicing for Class A and 12b-1 and Transfer Agent for Class D, are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     Accordingly, $69,000 and $402,000 was reclassified from accumulated net realized gain on investments to undistributed net investment income in the International Equity and Emerging Markets Equity Funds, respectively. The Emerging Markets Equity Fund also reclassed $42,000 from undistributed net investment income to paid in capital relating to current year net operating loss. The International Equity Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Accordingly, the International Equity Fund reclassed $856,000 and $4,245,000 from undistributed net investment income and accumulated net realized gains on investments respectively, to paid in capital. In addition, the following permanent differences primarily attributable to realized foreign exchange gains and losses, have been reclassified from accumulated net realized gain (loss) on foreign currency transactions to undistributed net investment income:

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

                                                    (000)
                                                 ----------
International Equity Fund                         $(2,404)
Emerging Markets Equity Fund                       (1,510)
International Fixed Income Fund                     7,250
Emerging Markets Debt Fund                             (1)
     These reclassifications have no effect on net assets or net asset value per share.
     OTHER -- Security transactions are reported for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method._Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments Fund Management (the "Manager") and the Trust are parties to a management agreement dated September 30, 1988, under which the Manager provides management, administrative and shareholder services to the Fund for an annual fee equal to .45% of the average daily net assets of the_International Equity Fund, .60% of the average daily net assets of the International Fixed Income Fund, and .65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Funds. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Fund.
     SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the_International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. Under the Investment Advisory Agreement, SIMC receives an annual fee of .505% of the average daily net assets of the_International Equity Fund, 1.05% of the average daily net assets of the Emerging Markets Equity Fund, and .85% of the average daily net assets of the Emerging Markets Debt Fund.
     As of September 30, 1998, pursuant to Sub-Advisory Agreements with SIMC, Acadian Asset Management, Inc., Capital Guardian Trust Company, Scottish Widows Investment Management Ltd., and SG Pacific Asset Management Inc. (formally Yamaichi Capital Management, Inc.) serve as Sub-Advisers to the International Equity Fund, and Parametric Fund Associates, SG Pacific Asset Management Inc. (formally Yamaichi Capital Management. Inc.), Morgan Stanley Asset Management Inc., Nicholas-Applegate Capital Management Inc., Coronation Asset Management (Proprietary) Limited, and Credit Suisse Asset Management Limited serve as Sub-Advisers to the Emerging Markets Equity Fund. Salomon Brothers Asset Management, Inc. serves as the Sub-Adviser to the Emerging Markets Debt Fund.
     Strategic Fixed Income, LLC, the Adviser for the International Fixed Income Fund, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisory agreement, Strategic Fixed Income, LLC., receives an annual fee of up to .30% of the average daily net assets of the Fund. Strategic Fixed Income, LLC., has voluntarily agreed to waive all or a portion of its fee, in conjunction with the Manager, in order to limit the total operating expenses of the Fund.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class A shares are paid to the Distributor. Under the Class A Plan, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services.
     The International Equity Fund has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares is paid to the Distributor. As of September 30, 1998, the Distributor was taking a fee under the Class D Plan of only .25% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may

--------------------------------------------------------------------------------

retain as profit any difference between the fee it receives and the amount it pays to third parties. In addition, Class D shares incur transfer agency fees of up to .15% of the average daily net assets. Class D is also subject to a 5% sales load on purchases of shares.
     Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of Officers and affiliated Trustees is paid by the Manager.
     For the period ended September 30, 1998, the Funds paid commissions of $383,645 to affiliated broker-dealers.

4. ORGANIZATIONAL COSTS
Organizational costs have been capitalized by the Funds and are being amortized using the straight line method over sixty months beginning with the commencement of operations. In the event any of the initial shares of a Fund acquired by the Manager are redeemed during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the Manager by the Fund will be reduced by an amount equal to a pro-rata portion of the unamortized organizational costs.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Funds enter into forward foreign currency exchange contracts as hedges against portfolio positions and anticipated portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

     The following forward foreign currency contracts were outstanding at September 30, 1998:

                                               IN              UNREALIZED
      MATURITY        CONTRACTS TO           EXCHANGE         APPRECIATION
        DATES        DELIVER/RECEIVE           FOR           (DEPRECIATION)
---------------     ----------------      ------------       --------------
INTERNATIONAL EQUITY FUND
-------------------------
FOREIGN CURRENCY SALES:
10/2/98           NG      82,800             $  43,868         $   (103)
                                       ---------------         --------
FOREIGN CURRENCY PURCHASES:
10/7/98          HD    3,688,176               476,041              (43)
10/1/98-10/5/98  UK    1,992,810           $ 3,389,833         $ (6,443)
                                       ---------------         --------
                                          $  3,865,874         $ (6,486)
                                       ---------------         --------
                                                               $ (6,589)
                                                               =========

INTERNATIONAL FIXED INCOME FUND
-------------------------------

FOREIGN CURRENCY SALES:
12/29/98            AD        31,459,787   $ 18,881,116    $ 238,720
12/8/98-12/29/98    CD        11,446,122      7,523,327       18,165
10/9/98-12/29/98    CH        77,766,482     56,645,654     (130,924)
12/29/98            DK        34,676,421      5,270,714     (200,894)
10/9/98-12/29/98    DM       227,138,345    135,153,278   (1,273,980)
12/29/98            FF       271,911,863     48,482,477     (283,378)
12/29/98            IT    67,932,703,958     40,921,266     (308,315)
10/9/98-12/29/98    JY    18,198,283,980    136,579,788    2,289,356
12/29/98            ND        36,010,555     18,583,223      571,642
12/29/98            NK        14,799,657      1,945,148      (44,170)
12/8/98-12/29/98    SK       152,709,256     19,342,827     (183,559)
2/29/98             SP     1,343,070,277      9,392,100      (98,826)
10/9/98-12/29/98    UK        99,864,828    167,272,285    1,749,449
                                           ------------  -----------
                                           $665,993,203  $ 2,343,286
                                           ------------  -----------

                                                 IN      UNREALIZED
      MATURITY             CONTRACTS TO       EXCHANGE  APPRECIATION
        DATES            DELIVER/RECEIVE         FOR   (DEPRECIATION)
---------------------     --------------   ------------ ------------
FOREIGN CURRENCY PURCHASES:
12/29/98            AD         9,307,907    $ 5,578,459  $   (62,793)
12/29/98            BF       516,425,547     15,049,338      (47,378)
10/9/98-12/29/98    CD        15,711,858     10,448,879     (146,282)
10/9/98/12/29/98    CH        91,766,939     66,917,311      (12,037)
12/29/98            DK        34,048,050      5,324,167       48,289
10/9/98-12/29/98    DM       390,748,443    232,464,774    2,433,929
12/29/98            FF       120,639,986     21,443,296      192,803
10/9/98-12/29/98    IT    86,775,281,046     52,063,314      558,646
10/9/98-12/29/98    JY    20,419,543,967    154,818,837   (3,851,866)
12/29/98            NG        14,129,980      7,475,587       66,733
12/29/98            NK        14,799,657      1,956,591       32,726
12/29/98            SK        24,288,235      3,074,071       31,789
12/29/98            SP     1,155,876,750      8,117,112       50,994
10/9/98-12/29/98    UK        71,432,786    119,946,097     (390,609)
                                           ------------  -----------
                                           $704,677,833  $(1,095,056)
                                           ============  -----------
                                                         $ 1,248,230
                                                         ===========

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONAL TRUST -- SEPTEMBER 30, 1998

CURRENCY LEGEND
AD    Australian Dollar    HD   Hong Kong Dollar
BF    Belgian Franc        JY   Japanese Yen
CD    Canadian Dollar      ND   New Zealand Dollar
CH    Swiss Franc          NG   Netherlands Guilder
DK    Danish Kroner        NK   Norwegian Kroner
DM    German Mark          SK   Swedish Krona
FF    French Franc         SP   Spanish Peseta
IT    Italian Lira         UK   British Pounds Sterling

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended September 30, 1998, were as follows:

                                        PURCHASES   SALES
                                          (000)     (000)
                                      ---------- ----------
International Equity Fund              $890,620  $590,171
Emerging Markets Equity Fund            487,834   231,193
International Fixed Income Fund         565,767   478,333
Emerging Markets Debt Fund              365,878   284,055

     The International Fixed Income Fund purchased $258,009,305 and sold $176,779,982 in U.S. government securities, during the period ended September 30, 1998.
     For Federal income tax purposes, the cost of securities owned at September 30, 1998 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at September 30, 1998 for the Funds is as follows:


                                                      BOOK          LESS:          TAX
                                                 NET UNREALIZED     TAX      NET UNREALIZED
                      APPRECIATED   DEPRECIATED  APPRECIATION/     BASIS     APPRECIATION/
                      SECURITIES    SECURITIES  (DEPRECIATION)  ADJUSTMENTS  (DEPRECIATION)
                         (000)        (000)          (000)         (000)          (000)
                     ------------  ------------ -------------- ------------  --------------

International Equity
   Fund                $39,773      $(138,031)   $(98,258)          $--        $(98,258)
Emerging Markets
   Equity Fund          15,673       (153,472)   (137,999)           --        (137,999)
International Fixed
   Income Fund          31,335         (1,743)     29,592            --          29,592
Emerging Markets Debt
   Fund                  4,350        (44,710)    (40,330)           --         (40,330)

     The Funds also had capital loss carry-forwards at September 30, 1998, that can be used to offset future capital gains.

                                          EXPIRATION
                          (000)              DATE
                        ---------     ------------------
Emerging Markets
   Equity               $164,403       09/30/05-09/30/06
Emerging Markets
   Debt                  $25,723       09/30/05-09/30/06

7. FUTURES CONTRACTS
The International Equity Fund had futures contracts open as of September 30, 1998:


  CONTRACT                 NUMBER OF       TRADE          SETTLEMENT        UNREALIZED
 DESCRIPTION               CONTRACTS       PRICE            MONTH           GAIN/(LOSS)
------------------      ------------   -------------   --------------     -------------
Australia Ords Index          2            2,514         December 1998          1,197
Australia Ords Index          1            2,512         December 1998          1,062
Australia Ords Index          2            2,555         December 1998            781
Australia Ords Index          2            2,554         December 1998            811
Australia Ords Index          1            2,637         December 1998              0
Australia Ords Index          2            2,619         December 1998           (235)
Australia Ords Index          1            2,625         December 1998           (777)

CAC 40 Index                 19            3,609         December 1998        (58,328)
CAC 40 Index                 11            3,706         December 1998        (40,301)
CAC 40 Index                 19            3,735         December 1998        (80,313)
CAC 40 Index                 16            3,714         December 1998        (64,662)
CAC 40 Index                  2            3,529         December 1998         (4,644)
CAC 40 Index                  4            3,425         December 1998         (6,261)
CAC 40 Index                  7            3,550         December 1998        (19,168)
CAC 40 Index                 24            3,333         December 1998        (22,816)
CAC 40 Index                  5            3,316         December 1998         (3,395)
CAC 40 Index                  2            3,319         December 1998         (1,641)

DAX Index                     3            4,670         December 1998        (32,445)
DAX Index                     2            4,945         December 1998        (48,952)
DAX Index                     2            4,945         December 1998        (48,952)
DAX Index                     3            4,953         December 1998        (83,165)
DAX Index                     1            4,780         December 1998        (16,713)
DAX Index                     1            4,840         December 1998        (22,425)
DAX Index                     4            4,555         December 1998        (26,794)
DAX Index                     1            4,530         December 1998         (5,154)


32





  CONTRACT                 NUMBER OF       TRADE          SETTLEMENT        UNREALIZED
 DESCRIPTION               CONTRACTS       PRICE            MONTH           GAIN/(LOSS)
------------------      ------------   -------------   --------------     -------------
FT-SE 100 Index              15            5,105         December 1998         21,914
FT-SE 100 Index               9            5,270         December 1998         (8,490)
FT-SE 100 Index              14            5,274         December 1998        (14,145)
FT-SE 100 Index              11            5,324         December 1998        (18,579)
FT-SE 100 Index               3            5,180         December 1998            594
FT-SE 100 Index               3            5,080         December 1998          5,676
FT-SE 100 Index               5            5,365         December 1998        (16,759)
FT-SE 100 Index              19            5,180         December 1998        (14,546)
FT-SE 100 Index               3            5,135         December 1998           (615)
FT-SE 100 Index               1            5,140         December 1998             75

Hang Seng Index               2            7,245         October 1998           6,209
Hang Seng Index               1            7,350         October 1998           2,401
Hang Seng Index               2            7,475         October 1998           3,211
Hang Seng Index               1            7,400         October 1998           2,090
Hang Seng Index               1            6,980         October 1998           4,804
Hang Seng Index               1            7,490         October 1998           1,513
Hang Seng Index               2            7,400         October 1998           4,183

IBEX 35 Index                 7            7,800         October 1998         $(5,837)
IBEX 35 Index                 5            7,736         October 1998          (1,940)
IBEX 35 Index                 2            7,955         October 1998          (2,954)
IBEX 35 Index                 9            7,855         October 1998         (11,729)
IBEX 35 Index                 1            7,555         October 1998             961
IBEX 35 Index                 1            8,202         October 1998          (3,978)
IBEX 35 Index                 9            7,585         October 1998             545
IBEX 35 Index                 1            7,950         October 1998          (2,439)

NIKKEI 225 Index             16           14,025         December 1998        (49,452)
NIKKEI 225 Index             18           14,370         December 1998       (102,926)
NIKKEI 225 Index             11           13,960         December 1998        (36,837)
NIKKEI 225 Index             24           14,300         December 1998        (93,391)
NIKKEI 225 Index              1           13,600         December 1998         (2,085)
NIKKEI 225 Index              2           13,700         December 1998         (4,454)
NIKKEI 225 Index              4           14,090         December 1998        (11,120)
NIKKEI 225 Index             19           14,050         December 1998        (52,929)
NIKKEI 225 Index              6           13,950         December 1998        (17,625)
NIKKEI 225 Index              2           13,770         December 1998         (2,939)
                                                                          -----------
                                                                          $(1,004,883)
                                                                          ===========

8. CONCENTRATION OF RISKS
Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund invests in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

9. LOAN PARTICIPATIONS AND BRADY BONDS
The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.
     Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of SEI Institutional International Trust

In our opinion, the accompanying statements of net assets of the International Equity Fund and Emerging Markets Equity Fund and the statements of assets and liabilities, including the schedules of investments, of the International Fixed Income Fund and Emerging Markets Debt Fund, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Equity, Emerging Markets Equity, International Fixed Income, and Emerging Markets Debt Funds (constituting SEI Institutional International Trust, hereafter referred to as the "Trust") at September 30, 1998 and the results of each of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 30, 1998

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL INTERNATIONA TRUST--SEPTEMBER 30, 1998



For shareholders that do not have a September 30, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended September 30, 1998 the Portfolios of the SEI Institutional Trust are designating the following items with regard to distributions paid during the year.

                                               LONG TERM             ORDINARY
                                             CAPITAL GAINS            INCOME                                   (A)
                                             DISTRIBUTIONS         DISTRIBUTIONS                             FOREIGN
PORTFOLIO                                     (TAX BASIS)           (TAX BASIS)           TOTAL            TAX CREDIT
----------                                   -------------         -------------          -----            ----------
International Equity                             45%                   55%                100%                30%
Emerging Markets Equity                           0%                    0%                  0%                 0%
International Fixed Income                        0%                    0%                  0%                 0%
Emerging Markets Debt                             0%                    0%                  0%                 0%

 *ITEMS (A) IS BASED ON A PERCENTAGE OF ORDINARY INCOME OF EACH FUND.

                                      NOTES

--------------------
SEI INSTITUTIONAL
INTERNATIONAL TRUST
--------------------
ANNUAL REPORT
--------------------
SEPTEMBER 30, 1998


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark E. Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISORS

INTERNATIONAL EQUITY PORTFOLIO
SEI Investments Management Corporation

EMERGING MARKETS EQUITY PORTFOLIO
SEI Investments Management Corporation

INTERNATIONAL FIXED INCOME PORTFOLIO
Strategic Fixed Income LLC

EMERGING MARKETS DEBT PORTFOLIO
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL
1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET)800(BULLET)342(BULLET)5734

(LOGO)
[GRAPHICOMITTED]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-018-08